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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-CSR/A

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number          811-3886
                                  ----------------------------------------------


                               AIM Advisor Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


               11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


       Robert H. Graham 11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:       (713) 626-1919
                                                   -----------------------------

Date of fiscal year end:       07/31
                        ------------------

Date of reporting period:     7/31/2003
                         -----------------


Explanatory Note

The Registrant is filing this Amendment to its Certified Shareholder Report on Form N-CSR originally filed with the Securities and Exchange Commission on October 3, 2003 to provide the proper form of Certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended that were required at the original time of filing. This Form N-CSR/A also updates Item 9 "Controls and Procedures" and Item 10 "Exhibits" as required. Other than the aforementioned revisions this Form N-CSR/A does not reflect events occurring after the filing of the original Form N-CSR, or modify or update the disclosures therein in any way.

                                  [COVER ART]

                       AIM INTERNATIONAL CORE EQUITY FUND

                                  JULY 31, 2003

                                 ANNUAL REPORT

                           YOUR GOALS. OUR SOLUTIONS.
                                --Servicemark--

                      [AIM INVESTMENTS LOGO APPEARS HERE]
                                --Servicemark--

================================================================================

                                 [COVER IMAGE]

                             PAVEMENT CAFE AT NIGHT

                              BY VINCENT VAN GOGH

================================================================================

AIM INTERNATIONAL CORE EQUITY FUND SEEKS HIGH TOTAL RETURN THROUGH GROWTH OF CAPITAL AND CURRENT INCOME BY INVESTING IN A DIVERSIFIED PORTFOLIO OF FOREIGN EQUITY SECURITIES.

ABOUT INFORMATION THROUGHOUT THIS REPORT:

o AIM International Core Equity Fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value.

o When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's share classes will differ due to different sales charge structures and class expenses.

o International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund's foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies.

o The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly affect the fund's total return. As the fund's assets grow, the impact of IPO investments will decline , which may reduce the effect of IPO investments on the fund's total return.

o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

o In this report, industry classifications used are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

o The unmanaged Lipper International Fund Index represents an average of the performance of the 30 largest international mutual funds tracked by Lipper, Inc., an independent mutual funds performance monitor.

o The unmanaged MSCI EAFE--Registered Trademark-- (Europe, Australasia and the Far East) Index is a group of foreign securities tracked by Morgan Stanley Capital International.

o A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends and they do not reflect sales charges or fund expenses. Performance of an index of funds reflects fund expenses. Performance of a market index does not.

A DESCRIPTION OF THE POLICIES AND PROCEDURES THAT THE FUND USES TO DETERMINE HOW
 TO VOTE PROXIES RELATING TO PORTFOLIO SECURITIES IS AVAILABLE WITHOUT CHARGE,
         UPON REQUEST, BY CALLING 800-959-4246, OR ON THE AIM WEB SITE,
                              AIMinvestments.com.

             NOT FDIC INSURED -- MAY LOSE VALUE -- NO BANK GUARANTEE

      This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

TO OUR SHAREHOLDERS

                    Dear Shareholder:

[PHOTO OF           This is the annual report for AIM International Core Equity
ROBERT H.           Fund for the fiscal year ended July 31, 2003. The report
GRAHAM]             includes a managers' discussion of relevant market
                    conditions and fund strategy, tables showing top holdings in the portfolio, charts tracking fund and index performance, a
WE ENCOURAGE YOU    complete list of portfolio holdings, and other relevant
TO CONTINUE TO WORK information as of July 31, 2003. We hope you will find the
CLOSELY WITH YOUR   information in this report helpful.
FINANCIAL ADVISOR,
ESPECIALLY AS YOUR  CONSULT WITH YOUR FINANCIAL ADVISOR
FINANCIAL GOALS MAY
CHANGE OVER TIME.   Market conditions can be challenging, as the last few years
ROBERT H. GRAHAM    have demonstrated. Moreover, a wide variety of investment
                    options now exists. We strongly believe that investors can benefit from the guidance of a financial advisor, who can help them make investment choices consistent with their financial objectives and tolerance for risk. Your financial advisor also can help you stay focused on your financial goals regardless of sometimes unsettling market and economic trends. We encourage you to continue to work closely with your financial advisor, especially as your financial goals may change over time.

VISIT OUR WEB SITE

Up-to-date information about your fund is available at our Web site, aiminvestments.com. The Web site also offers economic and market commentary from senior AIM investment officers, educational articles on various investment topics, and other financial information. You also can order forms and literature at our Web site. In addition, you can check your account, conduct transactions and view your account statements. We encourage you to take advantage of the services offered at our Web site. As always, members of our award-winning Client Services department also are ready to help you. They can be reached at 800-959-4246.

THANK YOU FOR YOUR COMMITMENT TO AIM INVESTMENTS

As we review one of the most challenging periods from a market perspective in recent decades, we want to express our appreciation to you for your continued participation in AIM Investments. We realize the last few years have been trying for many investors and future market trends are unpredictable. However, we believe that those who maintain a long-term perspective and adhere to a diversified approach to investing should ultimately be rewarded for their perseverance.

Sincerely,

/s/ROBERT H. GRAHAM
Robert H. Graham
Chairman and President
July 31, 2003

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

FUND RECORDS POSITIVE RETURNS FOR FISCAL YEAR

This report covers the fiscal year ended July 31, 2003. During this period, your fund recorded positive returns at net asset value. At net asset value, Class A shares produced a total return of 1.99%. By comparison, the MSCI-EAFE Index returned 6.30%. The fund's telecommunications services stocks underperformed those of the EAFE Index, which detracted from the fund's performance relative to its benchmark.

MARKET CONDITIONS

Relatively sluggish economic conditions persisted for most major foreign economies during the reporting period. In Europe, economic growth remained subdued for the first half of 2003, with euro area real gross domestic product growth increasing just 0.1% in the first quarter over the fourth quarter of 2002. According to the European Central Bank's (ECB) August 2003 monthly bulletin, however, there are signs that economic confidence in the euro zone is stabilizing. Both the ECB and the Bank of England reduced interest rates during 2003, leaving their benchmark rates at 2.0% and 3.5%, respectively, at the end of the reporting period.

    In Asia, Japan's economy grew by a preliminary estimate of 0.6% in the second quarter of 2003. As of June 30, 2003, Japan's industrial production also had increased. During the same period, many major world economies witnessed a fall in industrial production. Despite economic improvements, however, deflation continued to plague Japan. The Bank of Japan continued to ease monetary policy through the non-traditional approach of purchasing asset-backed securities.

    After a few years of mostly negative market returns, international markets--as represented by the MSCI-EAFE Index--posted positive returns for the last four months of the reporting period. April 2003 proved a turning point, with Europe (represented by the MSCI Europe Index) leading world performance with a return of 13.49% for the month. Japanese stocks--represented by the MSCI Japan Index--also posted positive returns for the final three months of the reporting period.

    On a sector basis, the best-performing sectors in the MSCI EAFE Index during the reporting period were telecommunications services and information technology; the worst performers were consumer staples and energy. Generally, international value stocks outperformed foreign growth stocks and generally, international small-caps led their large-cap peers.

================================================================================

                               WE SEEK TO OWN THE

                            FAVORABLY PRICED STOCKS

                               OF COMPANIES WITH

                               ESTABLISHED TRACK

                                   RECORDS...

================================================================================


==================================================================================================================
PORTFOLIO COMPOSITION

TOP 10 EQUITY HOLDINGS*                                        TOP 10 INDUSTRIES*
------------------------------------------------------------------------------------------------------------------

 1. Endesa, S.A.-ADR (Spain)                2.9%                1. Diversified Banks                     15.0%

 2. Fuji Photo Film Co., Ltd.-ADR (Japan)   2.8                 2. Integrated Oil & Gas                  10.9

 3. Nestle S.A.-ADR (Switzerland)           2.8                 3. Pharmaceuticals                        9.1

 4. Novartis A.G.-ADR (Switzerland)         2.7                 4. Integrated Telecommunication Services  6.2

 5. ING Groep N.V.-ADR (Netherlands)        2.6                 5. Electric Utilities                     6.2

 6. BP PLC (United Kingdom)                 2.6                 6. Packaged Foods & Meats                 5.8

 7. HSBC Holdings PLC-ADR (United Kingdom)  2.6                 7. Consumer Electronics                   3.7

 8. Societe Generale-ADR (France)           2.4                 8. Paper Products                         3.0

 9. Total S.A.-ADR (France)                 2.3                 9. Electronic Equipment Manufacturers     3.0

10. Roche Holdings A.G. (Switzerland)       2.3                10. Photographic Products                  2.8


* Excludes money market fund holdings.

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.
==================================================================================================================

    The dollar continued to show weakness vs. many major foreign currencies, particularly the euro. The British pound, Australian dollar, Swiss franc and Canadian dollar also gained ground on the U.S. dollar during the reporting period.

YOUR FUND

At the close of the reporting period, the fund's assets were diversified over 10 market sectors. The portfolio's largest sector weightings at that point were in financials, consumer discretionary and energy. Financials, energy and utilities were the best-performing sectors while consumer staples, consumer discretionary and telecommunications services were the worst-performing sectors for the fund.

    The highest percentage of the portfolio's total net assets, excluding money market funds, was invested in the stocks of companies in the United Kingdom and Japan, followed by Switzerland and the Netherlands. Please keep in mind that the fund's sector and country allocations are primarily a by-product of our stock-selection process. We seek to own the favorably priced stocks of companies with established track records, regardless of sector or geographic location.

    Stocks that enhanced fund performance included Endesa, a Spanish electricity company, which reported an increase in income for the first half of 2003 compared to the same period for the previous year and Kingfisher, a UK-based home improvement chain with more than 600 outlets in Europe and Asia. For its most recent fiscal year, Kingfisher reported an 11% increase in sales.

    Stocks that detracted from performance included BAE Systems (formerly British Aerospace), a UK-based defense contractor, which reported a decline in sales for its most recent fiscal year. We on the portfolio management team believe, however, that there are increasing strong indications about the company's long-term defense contracts. Sony, a Japanese electronics and entertainment company, also detracted from the fund's performance. We continued to hold this stock because we believe the company has an excellent brand name. A telecommunications stock that did not perform up to the management team's expectations was Telefonos de Mexico, Mexico's largest telecommunications company.

IN CLOSING

We continue to work diligently to meet the fund's investment objective of growth of capital and current income. Regardless of market trends, we will adhere to the fund's strategy as outlined in its prospectus. We will continue to focus on the reasonably priced stocks of companies that we believe have favorable growth prospects.


================================================================================

as of 7/31/03, based on total net assets

TOP 10 COUNTRIES*
--------------------------------------------------------------------------------

 1. United Kingdom         21.2%       TOTAL NUMBER OF HOLDINGS*              65

 2. Japan                  20.1        TOTAL NET ASSETS           $105.4 million

 3. Switzerland            11.3

 4. Netherlands             8.2

 5. France                  7.8

 6. Spain                   4.7

 7. Finland                 3.9

 8. Germany                 3.3

 9. Italy                   3.0

10. South Korea             2.8

================================================================================

================================================================================

                           PORTFOLIO MANAGEMENT TEAM

                                 AS OF 7/31/03

                      TEAM MANAGED BY INVESCO GLOBAL ASSET

                             MANAGEMENT (N.A.), INC.

================================================================================

                          See important fund and index
                        disclosures inside front cover.

[GRAPHIC]        FOR MORE INFORMATION VISIT AIMinvestments.com

FUND PERFORMANCE

================================================================================

RESULTS OF A $10,000 INVESTMENT
5/1/95-7/31/03

                                [MOUNTAIN CHART]

                                    MSCI EAFE
           AIM INTERNATIONAL       --REGISTERED
           CORE EQUITY FUND        TRADEMARK--     LIPPER INTERNATIONAL
DATE       CLASS C SHARES             INDEX        FUND INDEX
------     -----------------       ------------    --------------------
5/95                 $ 10000            $ 10000                 $ 10000
7/95                   10622              10313                   10694
10/95                  10569               9841                   10466
1/96                   11338              10566                   11139
4/96                   11923              11141                   11732
7/96                   11736              10677                   11427
10/96                  12344              10873                   11787
1/97                   13254              10769                   12467
4/97                   13838              11043                   12816
7/97                   15754              12611                   14645
10/97                  14492              11375                   13363
1/98                   15433              11876                   13678
4/98                   17410              13131                   15572
7/98                   17391              13299                   15704
10/98                  15831              12470                   13984
1/99                   16636              13584                   15137
4/99                   16974              14373                   15950
7/99                   17198              14585                   16443
10/99                  17717              15342                   17206
1/00                   18628              16201                   19524
4/00                   18864              16373                   19544
7/00                   19164              15903                   19242
10/00                  18092              14900                   17800
1/01                   18596              14843                   17789
4/01                   17504              13704                   16312
7/01                   16213              12449                   15066
10/01                  14384              11184                   13511
1/02                   14647              11046                   13688
4/02                   16135              11802                   14716
7/02                   14059              10343                   12906
10/02                  12881               9706                   12124
1/03                   12652               9397                   11841
4/03                   13013               9884                   12319
7/03                 $ 14237            $ 10996                 $ 13794

Source: Lipper, Inc.

Past performance cannot guarantee comparable future results.


Your fund's total return includes sales charges, expenses and management fees. The performance of the fund's share classes will differ due to different sales charge structures and class expenses. For fund performance calculations and indexes used in this report, please see the inside front cover. Performance shown in the chart and table does not reflect deduction of taxes a shareholder would pay on fund distributions or sale of fund shares. Performance of the indexes does not reflect the effects of taxes.

    This growth chart uses a logarithmic scale, which means the price scale (vertical axis) is structured so that a given distance always represents the same percent change in price, rather than the same absolute change in price. For example, the distance from one to 10 is the same as the distance from 10 to 100 on a logarithmic chart, but the latter distance is 10 times greater on a linear chart. A logarithmic scale better illustrates performance in the fund's early years before reinvested distributions and compounding create the potential for the original investment to grow to very large numbers.

================================================================================

FUND RETURNS

================================================================================

FUND VS. INDEXES

Total returns 7/31/02-7/31/03,
excluding sales charges

CLASS A SHARES                                  1.99%

CLASS B SHARES                                  1.28

CLASS C SHARES                                  1.28

CLASS R SHARES                                  1.91

MSCI EAFE--Registered Trademark-- INDEX
(Broad Market and
Style-specific Index)                           6.30

LIPPER INTERNATIONAL FUND INDEX
(Peer Group Index)                              6.89

Source: Lipper, Inc.

================================================================================

AVERAGE ANNUAL TOTAL RETURNS
As of 7/31/03, including sales charges

CLASS A SHARES
 Inception (12/31/96)        0.75%
   5 Years                  -4.28
   1 Year                   -3.61

CLASS B SHARES
 Inception (3/3/98)         -2.85%
   5 Years                  -4.24
   1 Year                   -3.72

CLASS C SHARES
 Inception (5/1/95)          4.38%
   5 Years                  -3.92
   1 Year                    0.28

CLASS R SHARES*
 Inception                   1.46%
  5 Years                   -3.34
  1 Year                     1.91

*Class R shares are generally only available to retirement plans such as section 401 and 457 plans, section 403 plans sponsored by a section 501(c) (3) organization and IRA rollovers from such plans if an AIM fund was offered. They are sold at net asset value, that is, without up-front sales charges.

Class R shares were first offered on June 3, 2002. Returns prior to that date are hypothetical results based on Class A share performance at net asset value, adjusted to reflect Class R 12b-1 fees. (The inception date of Class A shares is 12/31/96.) Class R share returns do not include a 0.75% contingent deferred sales charge that may be imposed on a total redemption of retirement plan assets within the first year.

The fund's average annual total returns, including sales charges, for the periods ended 6/30/03, the most recent calendar quarter-end, were as follows. Class A shares, one year, -15.30%; five years, -4.62%; inception (12/31/96), 0.48%. Class B shares, one year, -15.50%; five years, -4.56%; inception (3/3/98), -3.20%. Class C shares, one year, -12.02%; five years, -4.27%;
inception (5/1/95), 4.19%. Class R shares, one year, -10.54%; five years, -3.68%; inception, 1.20%.

Past performance cannot guarantee comparable future results. DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================

FINANCIALS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

JULY 31, 2003


                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-98.09%

AUSTRALIA-2.44%

BHP Billiton Ltd. (Diversified Metals &
  Mining)                                         175,700   $  1,116,712
------------------------------------------------------------------------
National Australia Bank Ltd.-ADR (Diversified
  Banks)                                           13,700      1,453,707
========================================================================
                                                               2,570,419
========================================================================

AUSTRIA-1.07%

Bank Austria Creditanstalt (Diversified
  Banks)(a)                                        35,400      1,132,316
========================================================================

CANADA-0.93%

Barrick Gold Corp. (Gold)                          57,000        975,840
========================================================================

DENMARK-1.75%

Danske Bank A.S. (Diversified Banks)              100,700      1,843,792
========================================================================

FINLAND-3.89%

Nokia Oyj (Communications Equipment)               59,800        915,715
------------------------------------------------------------------------
Stora Enso Oyj-Class R (Paper Products)           161,000      2,023,718
------------------------------------------------------------------------
UPM-Kymmene Oyj (Paper Products)                   70,900      1,157,431
========================================================================
                                                               4,096,864
========================================================================

FRANCE-7.82%

Compagnie de Saint-Gobain (Building Products)      26,600      1,059,284
------------------------------------------------------------------------
Compagnie Generale des Etablissements
  Michelin-Class B (Tires & Rubber)                60,450      2,189,798
------------------------------------------------------------------------
Societe Generale-ADR (Diversified Banks)          182,200      2,557,268
------------------------------------------------------------------------
Total S.A.-ADR (Integrated Oil & Gas)              33,200      2,443,520
========================================================================
                                                               8,249,870
========================================================================

GERMANY-3.30%

BASF A.G.-ADR (Diversified Chemicals)              47,700      2,260,026
------------------------------------------------------------------------
Deutsche Bank A.G. (Diversified Capital
  Markets)                                         18,900      1,220,940
========================================================================
                                                               3,480,966
========================================================================

ITALY-2.95%

Eni S.p.A-ADR (Integrated Oil & Gas)               27,000      1,983,420
------------------------------------------------------------------------
Sanpaolo IMI S.p.A.-ADR (Diversified Banks)        57,100      1,131,722
========================================================================
                                                               3,115,142
========================================================================

JAPAN-20.09%

Canon Inc.-ADR (Office Electronics)                41,550      2,036,366
------------------------------------------------------------------------
Eisai Co., Ltd. (Pharmaceuticals)                  41,300        811,886
------------------------------------------------------------------------
Fuji Photo Film Co., Ltd.-ADR (Photographic
  Products)                                        97,000      2,923,580
------------------------------------------------------------------------
Hitachi, Ltd.-ADR (Electronic Equipment
  Manufacturers)                                   27,900      1,254,663
------------------------------------------------------------------------
Ito-Yokado Co., Ltd. (Hypermarket & Super
  Centers)                                         33,000        845,803
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

JAPAN-(CONTINUED)

Kao Corp. (Household Products)                     56,000   $  1,049,768
------------------------------------------------------------------------
Kyocera Corp.-ADR (Electronic Equipment
  Manufacturers)                                    7,500        429,750
------------------------------------------------------------------------
NEC Electronics Corp. (Semiconductors)
  (Acquired 07/14/03; Cost $535,259)(b)            15,000        714,167
------------------------------------------------------------------------
Nintendo Co., Ltd. (Home Entertainment
  Software)                                        20,700      1,665,478
------------------------------------------------------------------------
Nippon Telegraph & Telephone Corp.
  (Integrated Telecommunications Services)            395      1,634,912
------------------------------------------------------------------------
Seiko Epson Corp. (Computer Storage &
  Peripherals)(a)                                  10,500        296,118
------------------------------------------------------------------------
Sony Corp-ADR (Consumer Electronics)               70,200      2,190,240
------------------------------------------------------------------------
Takeda Chemical Industries, Ltd.
  (Pharmaceuticals)                                45,800      1,633,544
------------------------------------------------------------------------
Takefuji Corp. (Consumer Finance)                  16,920        915,050
------------------------------------------------------------------------
TDK Corp. (Electronic Equipment
  Manufacturers)                                   26,000      1,427,671
------------------------------------------------------------------------
Toyota Motor Corp. (Automobile Manufacturers)      53,500      1,353,476
========================================================================
                                                              21,182,472
========================================================================

MEXICO-1.74%

Telefonos de Mexico S.A. de C.V.-Series L-ADR
  (Integrated Telecommunications Services)         59,600      1,839,256
========================================================================

NETHERLANDS-8.19%

ABN AMRO Holding N.V. (Diversified Banks)          65,500      1,257,063
------------------------------------------------------------------------
ING Groep N.V.-ADR (Other Diversified
  Financial Services)                             135,200      2,718,872
------------------------------------------------------------------------
Koninklijke (Royal) Philips Electronics
  N.V.-New York Shares (Consumer Electronics)      83,700      1,738,449
------------------------------------------------------------------------
Royal Dutch Petroleum Co.-New York Shares
  (Integrated Oil & Gas)                           43,700      1,904,446
------------------------------------------------------------------------
Unilever N.V.-New York Shares (Packaged Foods
  & Meats)                                         18,000      1,016,640
========================================================================
                                                               8,635,470
========================================================================

NORWAY-1.35%

Statoil A.S.A. (Integrated Oil & Gas)             158,900      1,424,461
========================================================================

PORTUGAL-1.17%

Portugal Telecom, SGPS, S.A.-ADR (Integrated
  Telecommunications Services)                    184,700      1,230,102
========================================================================

SOUTH KOREA-2.78%

Korea Electric Power Corp.-ADR (Electric
  Utilities)                                      123,000      1,115,610
------------------------------------------------------------------------
KT Corp.-ADR (Integrated Telecommunications
  Services)                                        95,400      1,811,646
========================================================================
                                                               2,927,256
========================================================================

SPAIN-4.74%

Banco Popular Espanol S.A. (Diversified
  Banks)                                           21,100      1,010,588
------------------------------------------------------------------------


                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
SPAIN-(CONTINUED)

Endesa, S.A.-ADR (Electric Utilities)             192,000   $  3,014,400
------------------------------------------------------------------------
Repsol YPF, S.A.-ADR (Integrated Oil & Gas)        61,200        970,632
========================================================================
                                                               4,995,620
========================================================================

SWEDEN-1.43%

Volvo A.B.-Class B (Construction, Farm
  Machinery & Heavy Trucks)                        61,400      1,503,472
========================================================================

SWITZERLAND-11.29%

Compagnie Financiere Richemont A.G.-Class A
  (Apparel, Accessories & Luxury Goods)(c)         14,100        256,345
------------------------------------------------------------------------
Nestle S.A.-ADR (Packaged Foods & Meats)           58,550      2,921,147
------------------------------------------------------------------------
Novartis A.G.-ADR (Pharmaceuticals)                74,600      2,878,814
------------------------------------------------------------------------
Roche Holding A.G. (Pharmaceuticals)               28,750      2,403,530
------------------------------------------------------------------------
Syngenta A.G. (Fertilizers & Agricultural
  Chemicals)                                       30,400      1,676,928
------------------------------------------------------------------------
Zurich Financial Services A.G. (Multi-Line
  Insurance)                                       14,200      1,767,742
========================================================================
                                                              11,904,506
========================================================================

UNITED KINGDOM-21.16%

Abbey National PLC (Diversified Banks)            119,600      1,042,209
------------------------------------------------------------------------
Amersham PLC (Health Care Equipment)              134,500      1,067,567
------------------------------------------------------------------------
BAE SYSTEMS PLC (Aerospace & Defense)             590,200      1,465,717
------------------------------------------------------------------------
BP PLC (Integrated Oil & Gas)                     395,400      2,711,891
------------------------------------------------------------------------
Cadbury Schweppes PLC (Packaged Foods &
  Meats)                                          364,700      2,213,620
------------------------------------------------------------------------
Diageo PLC (Distillers & Vintners)                173,500      1,775,174
------------------------------------------------------------------------
GlaxoSmithKline PLC-ADR (Pharmaceuticals)          47,500      1,819,725
------------------------------------------------------------------------
HSBC Holdings PLC-ADR (Diversified Banks)          44,000      2,708,200
------------------------------------------------------------------------
Kingfisher PLC (Home Improvement Retail)          329,350      1,487,361
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE

------------------------------------------------------------------------
UNITED KINGDOM-(CONTINUED)

Marks & Spencer Group PLC (Department Stores)     184,200   $    925,273
------------------------------------------------------------------------
Rolls-Royce Group PLC (Aerospace & Defense)       425,000      1,043,481
------------------------------------------------------------------------
Royal Bank of Scotland Group PLC (Diversified
  Banks)                                           59,400      1,680,289
------------------------------------------------------------------------
Scottish Power PLC (Electric Utilities)           406,000      2,372,786
========================================================================
                                                              22,313,293
========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $98,513,991)                           103,421,117
========================================================================

MONEY MARKET FUNDS-0.32%

STIC Liquid Assets Portfolio(d)                   170,733        170,733
------------------------------------------------------------------------
STIC Prime Portfolio(d)                           170,733        170,733
========================================================================
    Total Money Market Funds (Cost $341,466)                     341,466
========================================================================
    Total Investments-98.41% (excluding
      investments purchased with cash
      collateral from securities loaned)
      (Cost $98,855,457)                                     103,762,583
========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-9.82%

STIC Liquid Assets Portfolio(d)(e)              5,178,979      5,178,979
------------------------------------------------------------------------
STIC Prime Portfolio(d)(e)                      5,178,979      5,178,979
========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $10,357,958)                                      10,357,958
========================================================================
TOTAL INVESTMENTS-108.23% (Cost $109,213,415)                114,120,541
========================================================================
OTHER ASSETS LESS LIABILITIES-(8.23%)                         (8,681,423)
========================================================================
NET ASSETS-100.00%                                          $105,439,118
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The market value of this securities at 07/31/03 represented 0.68% of the Fund's net assets. Unless otherwise indicated, this security is not considered to be illiquid.
(c) Consists of more than one class of securities traded together as a unit.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.
(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2003

ASSETS:

Investments, at market value (cost
  $98,513,991)                                 $103,421,117
-----------------------------------------------------------
Investment in affiliated money market funds
  (cost $10,699,424)*                            10,699,424
-----------------------------------------------------------
Cash                                              1,835,970
-----------------------------------------------------------
Receivables for:
  Investments sold                                  247,986
-----------------------------------------------------------
  Fund shares sold                                  205,974
-----------------------------------------------------------
  Dividends                                         161,851
-----------------------------------------------------------
Investment for deferred compensation plan            26,504
-----------------------------------------------------------
Other assets                                         36,705
===========================================================
    Total assets                                116,635,531
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                              15,811
-----------------------------------------------------------
  Fund shares reacquired                            637,188
-----------------------------------------------------------
  Deferred compensation plan                         26,504
-----------------------------------------------------------
  Collateral upon return of securities loaned    10,357,958
-----------------------------------------------------------
Accrued distribution fees                            63,700
-----------------------------------------------------------
Accrued trustees' fees                                  766
-----------------------------------------------------------
Accrued transfer agent fees                          41,479
-----------------------------------------------------------
Accrued operating expenses                           53,007
===========================================================
    Total liabilities                            11,196,413
===========================================================
Net assets applicable to shares outstanding    $105,439,118
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $111,148,160
-----------------------------------------------------------
Undistributed net investment income                 130,598
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                    (10,746,936)
-----------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies               4,907,296
===========================================================
                                               $105,439,118
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $ 50,146,608
___________________________________________________________
===========================================================
Class B                                        $ 18,741,064
___________________________________________________________
===========================================================
Class C                                        $ 35,815,699
___________________________________________________________
===========================================================
Class R                                        $    735,747
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Class A                                           4,081,345
___________________________________________________________
===========================================================
Class B                                           1,578,780
___________________________________________________________
===========================================================
Class C                                           3,020,248
___________________________________________________________
===========================================================
Class R                                              59,967
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      12.29
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $12.29 divided by
      94.50%)                                  $      13.01
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      11.87
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      11.86
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
    share                                      $      12.27
___________________________________________________________
===========================================================

* At July 31, 2003, securities with an aggregate market value of $10,198,782 were on loan to brokers.


See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the year ended July 31, 2003

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $385,865)        $ 2,602,823
-------------------------------------------------------------------------
Dividends from affiliated money market funds                       35,667
-------------------------------------------------------------------------
Interest                                                            5,610
-------------------------------------------------------------------------
Securities lending                                                 44,100
=========================================================================
    Total investment income                                     2,688,200
=========================================================================

EXPENSES:

Advisory fees                                                     907,452
-------------------------------------------------------------------------
Administrative services fees                                       50,000
-------------------------------------------------------------------------
Custodian fees                                                     58,721
-------------------------------------------------------------------------
Distribution fees -- Class A                                      131,896
-------------------------------------------------------------------------
Distribution fees -- Class B                                      154,898
-------------------------------------------------------------------------
Distribution fees -- Class C                                      372,986
-------------------------------------------------------------------------
Distribution fees -- Class R                                        1,361
-------------------------------------------------------------------------
Transfer agent fees                                               318,245
-------------------------------------------------------------------------
Trustees' fees                                                      8,990
-------------------------------------------------------------------------
Other                                                             162,699
=========================================================================
    Total expenses                                              2,167,248
=========================================================================
Less: Fees waived and expenses paid indirectly                     (2,281)
=========================================================================
    Net expenses                                                2,164,967
=========================================================================
Net investment income                                             523,233
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                                        (5,447,911)
-------------------------------------------------------------------------
  Foreign currencies                                              (75,975)
=========================================================================
                                                               (5,523,886)
=========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                         7,700,020
-------------------------------------------------------------------------
  Foreign currencies                                              (14,783)
=========================================================================
                                                                7,685,237
=========================================================================
Net gain from investment securities and foreign currencies      2,161,351
=========================================================================
Net increase in net assets resulting from operations          $ 2,684,584
_________________________________________________________________________
=========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended July 31, 2003 and 2002

                                                                  2003            2002
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $    523,233    $    250,955
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                          (5,523,886)     (5,437,574)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                 7,685,237      (8,137,146)
==========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                  2,684,584     (13,323,765)
==========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                               --        (326,844)
------------------------------------------------------------------------------------------
  Class B                                                               --        (112,822)
------------------------------------------------------------------------------------------
  Class C                                                               --        (586,319)
==========================================================================================
    Decrease in net assets resulting from distributions                 --      (1,025,985)
==========================================================================================
Share transactions-net:
  Class A                                                       13,820,400      10,710,635
------------------------------------------------------------------------------------------
  Class B                                                        4,793,866       6,669,654
------------------------------------------------------------------------------------------
  Class C                                                       (6,730,611)    (12,052,459)
------------------------------------------------------------------------------------------
  Class R                                                          634,995          13,905
==========================================================================================
    Net increase in net assets resulting from share
     transactions                                               12,518,650       5,341,735
==========================================================================================
    Net increase (decrease) in net assets                       15,203,234      (9,008,015)
==========================================================================================

NET ASSETS:

  Beginning of year                                             90,235,884      99,243,899
==========================================================================================
  End of year                                                 $105,439,118    $ 90,235,884
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

July 31, 2003

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM International Core Equity Fund (the "Fund") is a series portfolio of AIM Advisor Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of two separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve high total return. Companies are listed in the Schedule of Investments based on the country in which they are organized.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 1.00% of the Fund's average daily net assets. AIM has entered into a sub-advisory agreement with INVESCO Global Asset Management (N.A.), Inc. (IGAM) whereby AIM pays IGAM 40% of the net fee paid by the Fund to AIM. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund). For the year ended July 31, 2003, AIM waived fees of $428.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended July 31, 2003, AIM was paid $50,000 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended July 31, 2003, AFS retained $154,276 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C and Class R shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares, Class C shares and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended July 31, 2003, the Class A, Class B, Class C and Class R shares paid $131,896, $154,898, $372,986 and $1,361, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended July 31, 2003, AIM Distributors retained $20,508 in front-end sales commissions from the sale of Class A shares and $1,102, $57, $2,386 and $0 for Class A, Class B, Class C and Class R shares, respectively, from CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

NOTE 3--INDIRECT EXPENSES

For the year ended July 31, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $1,835 and reduction in custodian fees of $18 under expense offset arrangement which resulted in a reduction of the Fund's total expenses of $1,853.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

    During the year ended July 31, 2003, the Fund paid legal fees of $2,725 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a trustee of the Trust.

NOTE 5--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the year ended July 31, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the committed line of credit facility or the uncommitted unsecured revolving line of credit facility.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

    At July 31, 2003, securities with an aggregate value of $10,198,782 were on loan to brokers. The loans were secured by cash collateral of $10,357,958 received by the Fund and subsequently invested in affiliated money market funds. For the year ended July 31, 2003, the Fund received fees of $44,100 for securities lending.

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

The tax character of distributions paid during the years ended July 31, 2003 and 2002 were as follows:

                                         2003          2002
--------------------------------------------------------------
Distributions paid from long-term
  capital gain                        $       --    $1,025,985
______________________________________________________________
==============================================================


Tax Components of Net Assets:

As of July 31, 2003, the components of net assets on a tax basis were as follows:

Undistributed ordinary income                  $    165,156
-----------------------------------------------------------
Unrealized appreciation -- investments            1,894,007
-----------------------------------------------------------
Temporary book/tax differences                      (34,558)
-----------------------------------------------------------
Capital loss carryforward                        (4,986,737)
-----------------------------------------------------------
Post-October capital loss deferral               (2,746,910)
-----------------------------------------------------------
Shares of beneficial interest                   111,148,160
===========================================================
Total net assets                               $105,439,118
___________________________________________________________
===========================================================


    The difference between book-basis and tax-basis unrealized appreciation is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable primarily to the tax deferral of losses on wash sales. The tax basis unrealized appreciation on investments includes appreciation on foreign currencies of $170.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation and retirement plan expenses.

    The Fund's capital loss carryforward expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
July 31, 2010                                  $2,448,915
----------------------------------------------------------
July 31, 2011                                   2,537,822
==========================================================
Total capital loss carryforward                $4,986,737
__________________________________________________________
==========================================================

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended July 31, 2003 was $38,651,498 and $24,210,295, respectively.

         UNREALIZED APPRECIATION (DEPRECIATION) OF
            INVESTMENT SECURITIES ON TAX BASIS
-----------------------------------------------------------
Aggregate unrealized appreciation of
  investment securities                        $ 15,306,754
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                         (13,412,917)
===========================================================
Net unrealized appreciation of investment
  securities                                   $  1,893,837
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $112,226,704.

NOTE 9--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of foreign currency transactions, on July 31, 2003, undistributed net investment income was decreased by $75,975 and undistributed net realized gains increased by $75,975. This reclassification has no affect on the net assets of the Fund.

NOTE 10--SHARE INFORMATION

The Fund currently offers four classes of shares: Class A shares, Class B shares, Class C shares and Class R shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares are sold at net asset value. Under some circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                             CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED JULY 31,
                                                              ----------------------------------------------------------
                                                                          2003                           2002
                                                              ----------------------------    --------------------------
                                                                SHARES          AMOUNT          SHARES         AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      13,369,881    $ 154,655,622     3,602,188    $ 47,084,959
------------------------------------------------------------------------------------------------------------------------
  Class B                                                         876,762        9,678,278       784,310      10,006,307
------------------------------------------------------------------------------------------------------------------------
  Class C                                                       1,417,911       15,710,089       871,261      11,192,071
------------------------------------------------------------------------------------------------------------------------
  Class R*                                                         74,605          821,876         1,043          13,905
========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                              --               --        23,834         301,266
------------------------------------------------------------------------------------------------------------------------
  Class B                                                              --               --         8,627         106,544
------------------------------------------------------------------------------------------------------------------------
  Class C                                                              --               --        42,024         518,574
========================================================================================================================
Automatic conversion of Class B shares to Class A shares:**
  Class A                                                          43,932          498,237            --              --
------------------------------------------------------------------------------------------------------------------------
  Class B                                                         (45,288)        (498,237)           --              --
========================================================================================================================
Reacquired:
  Class A                                                     (12,167,001)    (141,333,459)   (2,788,316)    (36,675,590)
------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (401,923)      (4,386,175)     (270,555)     (3,443,197)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (2,036,767)     (22,440,700)   (1,870,536)    (23,763,104)
------------------------------------------------------------------------------------------------------------------------
  Class R*                                                        (15,681)        (186,881)           --              --
========================================================================================================================
                                                                1,116,431    $  12,518,650       403,880    $  5,341,735
________________________________________________________________________________________________________________________
========================================================================================================================

*  Class R shares commenced sales on June 3, 2002.
** Prior to the year ended July 31, 2003, conversion of Class B shares to Class
   A shares were included in Class A shares sold and Class B shares reacquired.

NOTE 11--SIGNIFICANT EVENT


On June 11, 2003, the Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the "Plan") pursuant to which AIM International Core Equity Fund ("Selling Fund"), a series of the Trust, would transfer all of its assets to INVESCO International Blue Chip Value Fund ("Buying Fund"), a series of INVESCO International Funds, Inc. (formerly INVESCO Global & International Funds, Inc.) (the "Reorganization"). As a result of the Reorganization, shareholders of Selling Fund would receive shares of Buying Fund in exchange for their shares of Selling Fund, and Selling Fund would cease operations. The Plan has been structured as a tax-free reorganization.

  The Plan requires approval of Selling Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or around October 21, 2003. If the Plan is approved by shareholders of Selling Fund and certain conditions required by the Plan are satisfied, the transaction is expected to become effective shortly thereafter.

  During the fourth quarter of 2003, it is anticipated that Selling Fund will be closed to new investors.

  On July 30, 2003, the Board of Trustees approved an Agreement and Plan of Reorganization (the "AAF Plan"), which provides for the restructuring of AIM International Core Equity Fund and AIM Real Estate Fund, the two series portfolios of the Trust (each a "Fund" and, collectively, the "Funds"), as new series portfolios of AIM Investment Securities Funds ("AISF") and, in connection therewith, the sale of all of each Fund's assets and the termination of each Fund as a designated series of the Trust. AISF is an existing Delaware statutory trust. The AAF Plan has been structured as a tax-free reorganization and will only occur for the selling fund if the Plan above is not approved by shareholders.

  The AAF Plan provides for a series of transactions to convert each Fund to a corresponding series (a "New Fund") of AISF. Under the AAF Plan, each Fund will transfer all its assets to a corresponding New Fund in exchange solely for voting shares of beneficial interest in the New Fund and the New

Fund's assumption of all the Fund's liabilities (collectively, the "Restructuring"). The operations of each New Fund following the Restructuring will be substantially similar to those of its predecessor Fund. AISF, like the Trust, operates as an open-end management investment company.

  The proposed Restructuring relates to an integration initiative announced on March 27, 2003, by AMVESCAP PLC ("AMVESCAP"), the parent company of both AIM and INVESCO, with respect to its North American mutual fund operations. AMVESCAP has recommended that certain series portfolios of funds within The AIM Family of Funds (the "AIM Funds") with few portfolios be restructured as new series of an existing Delaware statutory trust. This change should simplify the organizational structure and reduce costs of the AIM Funds.

  The proposed Restructuring of each Fund requires the approval of such Fund's shareholders and will be submitted to shareholders for their consideration at a meeting to be held on October 21, 2003. If approved by shareholders and certain closing conditions required by the AAF Plan are satisfied, the proposed Restructuring is expected to be consummated shortly thereafter. If shareholders of a Fund do not approve the proposed Restructuring, such Fund will continue to operate as a series of the Trust.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                         CLASS A
                                                          ----------------------------------------------------------------------
                                                                                              SEVEN MONTHS        YEAR ENDED
                                                                YEAR ENDED JULY 31,              ENDED           DECEMBER 31,
                                                          --------------------------------      JULY 31,      ------------------
                                                           2003          2002       2001          2000         1999       1998
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $ 12.05       $ 13.96    $ 18.78      $ 19.92       $ 16.57    $ 14.99
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.11(a)       0.09(a)    0.08(a)      0.08(a)       0.13       0.09
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                              0.13         (1.86)     (2.64)       (1.22)         3.57       1.59
================================================================================================================================
    Total from investment operations                         0.24         (1.77)     (2.56)       (1.14)         3.70       1.68
================================================================================================================================
Less distributions:
  Dividends from net investment income                         --            --         --           --         (0.28)     (0.10)
--------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                        --         (0.14)     (2.26)          --         (0.07)        --
================================================================================================================================
    Total distributions                                        --         (0.14)     (2.26)          --         (0.35)     (0.10)
================================================================================================================================
Net asset value, end of period                            $ 12.29       $ 12.05    $ 13.96      $ 18.78       $ 19.92    $ 16.57
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(b)                                              1.99%       (12.71)%   (14.66)%      (5.72)%       22.54%     11.20%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $50,147       $34,143    $27,870      $30,153       $31,412    $28,281
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets(c)                   2.01%(d)      1.82%      1.57%        1.54%(e)      1.51%      1.57%
================================================================================================================================
Ratio of net investment income to average net assets         0.95%(d)      0.70%      0.49%        0.70%(e)      0.71%      0.84%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate(f)                                     28%           23%        23%          18%           24%         9%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) After fee waivers and/or reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.67%, 1.64% (annualized), 1.72% and 1.81% for the year ended July 31, 2001, the period ended July 31, 2000 and the years ended December 31, 1999 and 1998.
(d)  Ratios are based on average daily net assets of $37,684,659.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                                CLASS B
                                       ------------------------------------------------------------------------------------------
                                                                                                                    MARCH 3, 1998
                                                                                 SEVEN MONTHS                        (DATE SALES
                                               YEAR ENDED JULY 31,                  ENDED            YEAR ENDED     COMMENCED) TO
                                       -----------------------------------         JULY 31,         DECEMBER 31,    DECEMBER 31,
                                        2003          2002          2001             2000               1999            1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period   $ 11.72       $ 13.67       $ 18.59          $19.81             $16.48          $16.21
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)            0.03(a)       0.01(a)      (0.05)(a)       (0.01)(a)          (0.01)           0.00
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)        0.12         (1.82)        (2.61)          (1.21)              3.56            0.27
=================================================================================================================================
    Total from investment operations      0.15         (1.81)        (2.66)          (1.22)              3.55            0.27
=================================================================================================================================
Less distributions:
  Dividends from net investment
    income                                  --            --            --              --              (0.15)             --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized
    gains                                   --         (0.14)        (2.26)             --              (0.07)             --
=================================================================================================================================
    Total distributions                     --         (0.14)        (2.26)             --              (0.22)             --
=================================================================================================================================
Net asset value, end of period         $ 11.87       $ 11.72       $ 13.67          $18.59             $19.81          $16.48
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                           1.28%       (13.27)%      (15.42)%         (6.16)%            21.70%           1.67%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                             $18,741       $13,471       $ 8,572          $5,883             $5,642          $4,289
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets(c)                               2.66%(d)      2.48%         2.36%           2.32%(e)           2.27%           2.32%
=================================================================================================================================
Ratio of net investment income (loss)
  to average net assets                   0.30%(d)      0.04%        (0.30)%         (0.08)%(e)         (0.05)%          0.09%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                  28%           23%           23%             18%                24%              9%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) After fee waivers and/or reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.38% and 2.46% (annualized) for the year ended December 31, 1999 and for the period ended December 31, 1998.
(d)  Ratios are based on average daily net assets of $15,489,772.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                                         CLASS C
                                                        -------------------------------------------------------------------------
                                                                                             SEVEN MONTHS         YEAR ENDED
                                                              YEAR ENDED JULY 31,               ENDED            DECEMBER 31,
                                                        -------------------------------        JULY 31,      --------------------
                                                         2003         2002       2001            2000          1999        1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $ 11.71      $ 13.66    $ 18.58        $ 19.80       $  16.48    $  14.93
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                             0.03(a)      0.01(a)   (0.05)(a)      (0.01)(a)      (0.01)(a)     0.00
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                            0.12        (1.82)     (2.61)         (1.21)          3.55        1.55
=================================================================================================================================
    Total from investment operations                       0.15        (1.81)     (2.66)         (1.22)          3.54        1.55
=================================================================================================================================
Less distributions:
  Dividends from net investment income                       --           --         --             --          (0.15)         --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                      --        (0.14)     (2.26)            --          (0.07)         --
=================================================================================================================================
    Total distributions                                      --        (0.14)     (2.26)            --          (0.22)         --
=================================================================================================================================
Net asset value, end of period                          $ 11.86      $ 11.71    $ 13.66        $ 18.58       $  19.80    $  16.48
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                            1.28%      (13.29)%   (15.42)%        (6.16)%        21.64%      10.38%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $35,816      $42,610    $62,802        $89,084       $108,821    $105,083
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets(c)                 2.66%(d)     2.48%      2.36%          2.32%(e)       2.27%       2.32%
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                   0.30%(d)     0.04%     (0.30)%        (0.08)%(e)     (0.05)%      0.09%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                   28%          23%        23%            18%            24%          9%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) After fee waivers and/or reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.38% and 2.46% for the years ended December 31, 1999 and 1998.
(d)  Ratios are based on average daily net assets of $37,298,628.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                         CLASS R
                                                              ------------------------------
                                                                               JUNE 3, 2002
                                                                                (DATE SALES
                                                              YEAR ENDED       COMMENCED) TO
                                                               JULY 31,          JULY 31,
                                                                 2003              2002
--------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $12.04            $ 13.92
--------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.09(a)            0.01(a)
--------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.14              (1.89)
============================================================================================
    Total from investment operations                              0.23              (1.88)
============================================================================================
Net asset value, end of period                                  $12.27            $ 12.04
____________________________________________________________________________________________
============================================================================================
Total return(b)                                                   1.91%            (13.51)%
____________________________________________________________________________________________
============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  736            $    13
____________________________________________________________________________________________
============================================================================================
Ratio of expenses to average net assets                           2.16%(c)           1.97%(d)
============================================================================================
Ratio of net investment income to average net assets              0.80%(c)           0.55%(d)
____________________________________________________________________________________________
============================================================================================
Portfolio turnover rate(e)                                          28%                23%
____________________________________________________________________________________________
============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $272,109.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders of AIM International Core Equity Fund and the Board of Trustees of AIM Advisor Funds:



We have audited the accompanying statement of assets and liabilities of AIM International Core Equity Fund (a portfolio of AIM Advisor Funds), including the schedule of investments, as of July 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through July 31, 2000 were audited by other auditors whose report dated September 1, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM International Core Equity Fund as of July 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Houston, Texas                                             /s/ ERNST & YOUNG LLP
September 10, 2003

OTHER INFORMATION

TRUSTEES AND OFFICERS

As of January 1, 2003

The address of each trustee and officer of AIM Advisor Funds is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                            OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                                HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
------------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1997           Director and Chairman, A I M Management Group      None
   Trustee, Chairman and                          Inc. (financial services holding company); and
   President                                      Director and Vice Chairman, AMVESCAP PLC and
                                                  Chairman of AMVESCAP PLC -- AIM Division
                                                  (parent of AIM and a global investment
                                                  management firm)
                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.; Director,
                                                  Chairman and President, A I M Advisors, Inc.
                                                  (registered investment advisor); and Director
                                                  and Chairman, A I M Capital Management, Inc.
                                                  (registered investment advisor), A I M
                                                  Distributors, Inc. (registered broker dealer),
                                                  AIM Investment Services, Inc.(3), (registered
                                                  transfer agent), and Fund Management Company
                                                  (registered broker dealer); and Chief Executive
                                                  Officer, AMVESCAP PLC -- Managed Products
------------------------------------------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003           Director, President and Chief Executive            Director and Chairman, INVESCO
   Trustee and Executive Vice                     Officer, A I M Management Group Inc. (financial    Bond Funds, Inc., INVESCO
   President                                      services holding company); Director, Chairman      Combination Stock & Bond Funds,
                                                  and President, A I M Advisors, Inc. (registered    Inc., INVESCO Counselor Series
                                                  investment advisor); Director, A I M Capital       Funds, Inc., INVESCO
                                                  Management, Inc. (registered investment            International Funds, Inc.,
                                                  advisor) and A I M Distributors, Inc.              INVESCO Manager Series Funds,
                                                  (registered broker dealer); Director and           Inc., INVESCO Money Market
                                                  Chairman, AIM Investment Services, Inc.(3)         Funds, Inc., INVESCO Sector
                                                  (registered transfer agent); and Fund              Funds, Inc., INVESCO Stock
                                                  Management Company (registered broker dealer);     Funds, Inc., INVESCO
                                                  and Chief Executive Officer, AMVESCAP              Treasurer's Series Funds, Inc.
                                                  PLC -- AIM Division (parent of AIM and a global    and INVESCO Variable Investment
                                                  investment management firm)                        Funds, Inc.
                                                  Formerly: Director, Chairman, President and
                                                  Chief Executive Officer, INVESCO Funds Group,
                                                  Inc. and INVESCO Distributors, Inc.; Chief
                                                  Executive Officer, AMVESCAP PLC -- Managed
                                                  Products; Chairman and Chief Executive Officer
                                                  of NationsBanc Advisors, Inc.; and Chairman of
                                                  NationsBanc Investments, Inc.
------------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         2001           Of Counsel, law firm of Baker & McKenzie           Badgley Funds, Inc. (registered
   Trustee                                                                                           investment company)
------------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       1997           Chairman, Crockett Technology Associates           ACE Limited (insurance
   Trustee                                        (technology consulting company)                    company); and Captaris, Inc.
                                                                                                     (unified messaging provider)
------------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2000           Director of a number of public and private         Cortland Trust, Inc. (Chairman)
   Trustee                                        business corporations, including the Boss Group    (registered investment
                                                  Ltd. (private investment and management) and       company); Annuity and Life Re
                                                  Magellan Insurance Company                         (Holdings), Ltd. (insurance
                                                  Formerly: Director, President and Chief            company)
                                                  Executive Officer, Volvo Group North America,
                                                  Inc.; Senior Vice President, AB Volvo; and
                                                  director of various affiliated Volvo Group
                                                  companies
------------------------------------------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935     1998           Formerly: Chairman, Mercantile Mortgage Corp.;     None
   Trustee                                        President and Chief Operating Officer,
                                                  Mercantile-Safe Deposit & Trust Co.; and
                                                  President, Mercantile Bankshares Corp.
------------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          1997           Chief Executive Officer, Twenty First Century      Administaff
   Trustee                                        Group, Inc. (government affairs company) and
                                                  Texana Timber LP
------------------------------------------------------------------------------------------------------------------------------------

  (1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

  (2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust. Mr. Williamson became Executive Vice President of the Trust on March 4, 2003.

  (3) Effective September 30, 2003, A I M Fund Services, Inc. became known as AIM Investment Services, Inc.

As of January 1, 2003

The address of each trustee and officer of AIM Advisor Funds is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND             TRUSTEE AND/       PRINCIPAL OCCUPATION(S)                          OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST     OR OFFICER SINCE   DURING PAST 5 YEARS                              HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937          1997               Partner, law firm of Kramer Levin Naftalis and   Cortland Trust, Inc.
   Trustee                                             Frankel LLP                                      (registered investment
                                                                                                        company)
------------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950       1998               Formerly: Chief Executive Officer, YWCA of the   None
   Trustee                                             USA
------------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942         1997               Partner, law firm of Pennock & Cooper            None
   Trustee
------------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935          2001               Retired                                          None
   Trustee
------------------------------------------------------------------------------------------------------------------------------------

   Louis S. Sklar -- 1939           1997               Executive Vice President, Development and        None
   Trustee                                             Operations Hines Interests Limited Partnership
                                                       (real estate development company)
------------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome(4) -- 1956       2003               Director, Senior Vice President, Secretary and   N/A
   Senior Vice President                               General Counsel, A I M Management Group Inc.
                                                       (financial services holding company) and A I M
                                                       Advisors, Inc.; Vice President, A I M Capital
                                                       Management, Inc., A I M Distributors, Inc. and
                                                       AIM Investment Services, Inc.(3); and Director,
                                                       Vice President and General Counsel, Fund
                                                       Management Company

                                                       Formerly: Senior Vice President and General
                                                       Counsel, Liberty Financial Companies, Inc.; and
                                                       Senior Vice President and General Counsel,
                                                       Liberty Funds Group, LLC
------------------------------------------------------------------------------------------------------------------------------------

   Robert G. Alley -- 1948          1997               Managing Director, A I M Capital Management,     N/A
   Vice President                                      Inc.; and Vice President, A I M Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------

   Gary T. Crum(5) -- 1947          1997               Director, Chairman and Director of Investments,  N/A
   Senior Vice President                               A I M Capital Management, Inc.; Director and
                                                       Executive Vice President, A I M Management
                                                       Group Inc.; Director and Senior Vice President,
                                                       A I M Advisors, Inc.; and Director, A I M
                                                       Distributors, Inc. and AMVESCAP PLC
------------------------------------------------------------------------------------------------------------------------------------

   Stuart W. Coco -- 1955           1997               Managing Director and Chief Research             N/A
   Vice President                                      Officer -- Fixed Income, A I M Capital
                                                       Management, Inc.; and Vice President, A I M
                                                       Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------

   Melville B. Cox -- 1943          1997               Vice President and Chief Compliance Officer,     N/A
   Vice President                                      A I M Advisors, Inc. and A I M Capital
                                                       Management, Inc.; and Vice President, AIM
                                                       Investment Services, Inc.(3)
------------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960        1997               Managing Director and Chief Cash Management      N/A
   Vice President                                      Officer, A I M Capital Management, Inc.;
                                                       Director and President, Fund Management
                                                       Company; and Vice President, A I M Advisors,
                                                       Inc.
------------------------------------------------------------------------------------------------------------------------------------

   Edgar M. Larsen(5) -- 1940       1999               Vice President, A I M Advisors, Inc., and        N/A
   Vice President                                      President, Chief Executive Officer and Chief
                                                       Investment Officer, A I M Capital Management,
                                                       Inc.
------------------------------------------------------------------------------------------------------------------------------------

   Dana R. Sutton -- 1959           1997               Vice President and Fund Treasurer, A I M         N/A
   Vice President and Treasurer                        Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------


  (3) Effective September 30, 2003, A I M Fund Services, Inc. became known as AIM Investment Services, Inc.
  (4) Mr. Carome became Senior Vice President of the Trust on May 13, 2003.
  (5) Information is current as of January 10, 2003.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND        INVESTMENT ADVISOR         DISTRIBUTOR                  AUDITORS               SUB-ADVISOR
11 Greenway Plaza         A I M Advisors, Inc.       A I M Distributors, Inc.     Ernst & Young LLP      INVESCO Global Asset
Suite 100                 11 Greenway Plaza          11 Greenway Plaza            5 Houston Center       Management (N.A.), Inc.
Houston, TX 77046         Suite 100                  Suite 100                    1401 McKinney          1315 Peachtree Street, N.E.
                          Houston, TX 77046          Houston, TX 77046            Suite 1200             Atlanta, GA 30309
                                                                                  Houston, TX 77010

COUNSEL TO THE FUND       COUNSEL TO THE TRUSTEES    TRANSFER AGENT                 CUSTODIAN
Ballard Spahr             Kramer, Levin, Naftalis &  AIM Investment Services, Inc.  State Street Bank and
Andrews & Ingersoll, LLP  Frankel LLP                P.O. Box 4739                  Trust Company
1735 Market Street        919 Third Avenue           Houston, TX 77210-4739         225 Franklin Street
Philadelphia, PA 19103    New York, NY 10022                                        Boston, MA 02110


        DOMESTIC EQUITY                         INTERNATIONAL/GLOBAL EQUITY                       FIXED INCOME

                                           AIM Asia Pacific Growth Fund                             TAXABLE
                                           AIM Developing Markets Fund
AIM Aggressive Growth Fund                 AIM European Growth Fund                        AIM Floating Rate Fund
AIM Balanced Fund*                         AIM European Small Company Fund                 AIM High Yield Fund
AIM Basic Balanced Fund*                   AIM Global Aggressive Growth Fund               AIM Income Fund
AIM Basic Value Fund                       AIM Global Growth Fund                          AIM Intermediate Government Fund
AIM Blue Chip Fund                         AIM Global Trends Fund                          AIM Limited Maturity Treasury Fund(5,6)
AIM Capital Development Fund               AIM Global Value Fund(4)                        AIM Money Market Fund
AIM Charter Fund                           AIM International Core Equity Fund              AIM Short-Term Bond Fund
AIM Constellation Fund                     AIM International Emerging Growth Fund          AIM Total Return Bond Fund
AIM Dent Demographic Trends Fund           AIM International Growth Fund                   INVESCO Cash Reserves Fund
AIM Diversified Dividend Fund(1)           INVESCO European Fund                           INVESCO High Yield Fund
AIM Emerging Growth Fund                   INVESCO International Blue Chip Value Fund      INVESCO Select Income Fund
AIM Large Cap Basic Value Fund                                                             INVESCO U.S. Government Money Fund
AIM Large Cap Growth Fund                            SECTOR EQUITY                         INVESCO U.S. Government Securities Fund
AIM Libra Fund
AIM Mid Cap Basic Value Fund               AIM Global Energy Fund                                     TAX-FREE
AIM Mid Cap Core Equity Fund               AIM Global Financial Services Fund
AIM Mid Cap Growth Fund                    AIM Global Health Care Fund                     AIM High Income Municipal Fund
AIM Opportunities I Fund(2)                AIM Global Science and Technology Fund          AIM Municipal Bond Fund
AIM Opportunities II Fund(2)               AIM Global Utilities Fund                       AIM Tax-Exempt Cash Fund
AIM Opportunities III Fund(2)              AIM New Technology Fund                         AIM Tax-Free Intermediate Fund(5,6)
AIM Premier Equity Fund                    AIM Real Estate Fund                            INVESCO Tax-Free Bond Fund
AIM Premier Equity II Fund                 INVESCO Advantage Global Health Sciences Fund   INVESCO Tax-Free Money Fund
AIM Select Equity Fund                     INVESCO Energy Fund
AIM Small Cap Equity Fund                  INVESCO Financial Services Fund
AIM Small Cap Growth Fund(3)               INVESCO Gold & Precious Metals Fund
AIM Weingarten Fund                        INVESCO Health Sciences Fund
INVESCO Advantage Fund                     INVESCO Leisure Fund
INVESCO Balanced Fund*                     INVESCO Multi-Sector Fund
INVESCO Core Equity Fund                   INVESCO Real Estate Opportunity Fund
INVESCO Dynamics Fund                      INVESCO Technology Fund
INVESCO Growth Fund                        INVESCO Telecommunications Fund
INVESCO Growth & Income Fund               INVESCO Utilities Fund
INVESCO Mid-Cap Growth Fund
INVESCO Small Company Growth Fund
INVESCO S&P 500 Index Fund
INVESCO Total Return Fund*
INVESCO Value Equity Fund

* Domestic equity and income fund


(1) Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. (2) Effective October 1, 2002, the fund was reopened to new investors. (3) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (4) Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund. (5) Class A shares closed to new investors on October 30, 2002. (6) Class A3 shares were first offered on October 31, 2002.

    Pending shareholder approval, the following fund reorganizations will occur in late October or early November 2003: AIM Global Energy Fund into INVESCO Energy Fund; AIM Global Financial Services Fund into INVESCO Financial Services Fund; AIM Global Science and Technology Fund into INVESCO Technology Fund; AIM Global Utilities Fund into INVESCO Utilities Fund; AIM International Core Equity Fund into INVESCO International Blue Chip Value Fund; AIM New Technology Fund into INVESCO Technology Fund; AIM Premier Equity II Fund into AIM Premier Equity Fund; INVESCO Advantage Fund into AIM Opportunities III Fund; INVESCO Balanced Fund into INVESCO Total Return Fund; INVESCO Cash Reserves Fund into AIM Money Market Fund; INVESCO European Fund into AIM European Growth Fund; INVESCO Growth Fund into AIM Large Cap Growth Fund; INVESCO Growth & Income Fund into AIM Blue Chip Fund; INVESCO High Yield Fund into AIM High Yield Fund; INVESCO Real Estate Opportunity Fund into AIM Real Estate Fund; INVESCO Select Income Fund into AIM Income Fund; INVESCO Tax-Free Bond Fund into AIM Municipal Bond Fund; INVESCO Telecommunications Fund into INVESCO Technology Fund; INVESCO U.S. Government Securities Fund into AIM Intermediate Government Fund; INVESCO Tax-Free Money Fund into aim Tax-Exempt Cash Fund; and INVESCO Value Equity Fund into AIM Large Cap Basic Value Fund.

    For more complete information about any AIM or INVESCO fund, including sales charges and expenses, ask your financial advisor for a prospectus, which contains more complete information, including sales charges and expenses. Please read it carefully before investing. If used after October 20, 2003, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $147 billion in assets for approximately 11 million shareholders, including individual investors, corporate clients and financial institutions. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $348 billion in assets under management. Data as of June 30, 2003.



Mutual   Retirement        Annuities      College     Separately        Offshore    Alternative      Cash
Funds    Products                         Savings     Managed           Products    Investments      Management
                                          Plans       Accounts

                      [AIM INVESTMENTS LOGO APPEARS HERE]
                                 --Servicemark--

                           YOUR GOALS. OUR SOLUTIONS.
                                 --Servicemark--


AIMinvestments.com                                                     ICE-AR-1

                          ANNUAL REPORT / JULY 31, 2003

                              AIM REAL ESTATE FUND

                                  [COVER ART]

                           YOUR GOALS. OUR SOLUTIONS.
                                 --Servicemark--

                       [AIM INVESTMENTS LOGO APPEARS HERE]
                                 --Servicemark--

================================================================================

                                  [COVER ART]

                            PARIS STREET, A RAINY DAY

                             BY GUSTAVE CAILLEBOTTE

================================================================================

AIM REAL ESTATE FUND IS FOR SHAREHOLDERS WHO SEEK TO ACHIEVE HIGH TOTAL RETURN.

About information throughout this report:

o AIM Real Estate Fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value.

o When sales charges are included in performance figures, Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's share classes will differ due to different sales-charge structure and class expenses.

o Had the advisor not waived fees and/or reimbursed expenses in the past, returns would have been lower.

o The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment made in an IPO may significantly affect the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

o Investing in a single sector mutual fund may involve greater risk and potential reward than investing in a more diversified fund.

o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

o The Morgan Stanley REIT Index is a total-return index composed of the most actively traded real estate investment trusts and is designed to be a measure of real estate equity performance. The index was developed with a base value of 200 as of December 31, 1994.

o The unmanaged National Association of Real Estate Investment Trusts Equity Index (the NAREIT) tracks the performance of all tax-qualified equity Real Estate Investment Trusts (REITs) listed on the New York Stock Exchange, the American Stock Exchange and the Nasdaq National Market System. Equity REITs are defined as REITs with at least 75% of their gross invested book assets invested in the equity ownership of real estate.

o The unmanaged Lipper Real Estate Fund Index represents an average of the performance of the 30 largest real estate funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

o The unmanaged Russell 2000--Registered Trademark-- Index represents the performance of the stocks of small-capitalization companies. The unmanaged Russell Midcap--Registered Trademark-- Index represents the performance of the stocks of domestic mid-capitalization companies. The unmanaged Russell 1000--Registered Trademark-- Index represents the performance of the stocks of large-capitalization companies. The unmanaged Russell 3000--Registered Trademark-- Growth Index is a subset of the Russell 3000 Index, an index of common stocks that measures performance of the largest 3,000 U.S. companies based on market capitalization; the Growth subset measures the performance of Russell 3000 companies with higher price/book ratios and higher forecasted growth values. The unmanaged Russell 3000--Registered Trademark-- Value Index is a subset of the Russell 3000 Index, an index of common stocks that measures performance of the largest 3,000 U.S. companies based on market capitalization; the Value subset measures the performance of Russell 3000 companies with lower price/book ratios and lower forecasted growth values.

o The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

o A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges or fund expenses. Performance of an index of funds reflects fund expenses; performance of a market index does not.

  A DESCRIPTION OF THE POLICIES AND PROCEDURES THAT THE FUND USES TO DETERMINE
    HOW TO VOTE PROXIES RELATING TO PORTFOLIO SECURITIES IS AVAILABLE WITHOUT
     CHARGE, UPON REQUEST, BY CALLING 800-959-4246, OR ON THE AIM WEB SITE,
                               aiminvestments.com.

   This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

             NOT FDIC INSURED -- MAY LOSE VALUE -- NO BANK GUARANTEE

TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

[PHOTO OF           We are pleased to send you this annual report for AIM Real
ROBERT H.           Estate Fund for the fiscal year ended July 31, 2003. The
GRAHAM]             report includes a managers' discussion of relevant market
                    conditions and fund strategy, tables showing top holdings in
WE ENCOURAGE YOU    the portfolio, charts tracking fund and index performance, a
TO CONTINUE TO      complete list of portfolio holdings, and other relevant
WORK CLOSELY WITH   information as of July 31, 2003. We hope you will find the
YOUR FINANCIAL      information in this report helpful.
ADVISOR,
ESPECIALLY AS YOUR  CONSULT WITH YOUR FINANCIAL ADVISOR
FINANCIAL GOALS
MAY CHANGE OVER     Market conditions can be challenging, as the last few years
TIME.               have demonstrated. Moreover, a wide variety of investment
ROBERT H. GRAHAM    options now exist. We strongly believe that investors can
                    benefit from the guidance of a financial advisor, who can help them make investment choices consistent with their financial objectives and tolerance for risk. Your financial advisor also can help you stay focused on your financial goals regardless of sometimes unsettling market and economic trends. We encourage you to continue to work closely with your financial advisor, especially as your financial goals may change over time.

VISIT OUR WEB SITE

Up-to-date information about your fund is available at our Web site, aiminvestments.com. The Web site also offers economic and market commentary from senior AIM investment officers, educational articles on various investment topics, and other financial information. You also can order forms and literature at our Web site. In addition, you can check your account, conduct transactions and view your account statements. We encourage you to take advantage of the services offered at our Web site. As always, members of our award-winning Client Services department also are ready to help you. They can be reached at 800-959-4246.

THANK YOU FOR YOUR COMMITMENT TO AIM INVESTMENTS

As we review one of the most challenging periods from a market perspective in recent decades, we want to express our appreciation to you for your continued participation in AIM Investments. We realize the last few years have been trying for many investors, and future market trends are unpredictable. However, we believe that those who maintain a long-term perspective and adhere to a diversified approach to investing should ultimately be rewarded for their perseverance.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman and President
July 31, 2003

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

FUND GENERATES POSITIVE RETURNS; OUTPERFORMS INDEXES

During the fiscal year ended July 31, 2003, AIM Real Estate Fund recorded positive returns and outperformed its key indexes.

    At net asset value, Class A shares of the fund produced total returns of 18.12% for the year ended July 31, 2003. By contrast, the Morgan Stanley REIT Index returned 15.93% for the same period, the NAREIT Equity Index (National Association of Real Estate Investment Trusts Equity Index) returned 15.61%, and the Lipper Real Estate Fund Index returned 16.28%.

MARKET CONDITIONS

The S&P 500 Index, frequently cited as a measure of the performance of the U.S. stock market in general, returned 10.64% for the year ended July 31, 2003. The index finished the year with five straight months of gains, after posting losses in four of the first seven months of the reporting period. In the first half of the fiscal year, the nation's gross domestic product (GDP), generally considered the broadest measure of economic activity, expanded at an annualized rate of 4.0% in the third quarter of 2002 and only 1.4% in the fourth quarter of 2002. The nation's GDP growth increased from an annualized rate of 1.4% in the first quarter of 2003 to 3.1% in the second quarter. However, the U.S. unemployment rate climbed from 6.1% in May to 6.4% in June before falling back to 6.2% in July.

    The Federal Reserve Board (the Fed) lowered the short-term federal funds rate twice during the fiscal year, first in November 2002 and again in June 25, when it lowered that rate to 1.00%, its lowest level since 1958. The Fed said it favored a more expansive monetary policy because the economy had not yet exhibited sustainable growth.

    Should the U.S. economy continue to experience GDP expansion, history has shown that tenant space demand may also expand.

    Over time the property markets should respond with improving occupancies and higher lease rates. Apartments and hotel companies have historically been the most responsive to GDP expansion.

    Information technology, consumer discretionary and financials were the top-performing sectors in the S&P 500, posting double-digit gains for the fiscal year. Consumer staples, utilities and energy were the weakest-performing sectors over the same period.

================================================================================

                             "... WE POSITIONED THE

                              FUND TO BE OVERWEIGHT

                              IN RETAIL, AND UNDER-

                              WEIGHT IN LODGING AND

                            APARTMENTS, ALL OF WHICH

                              HELPED PERFORMANCE."

================================================================================

PORTFOLIO COMPOSITION

as of 7/31/03, based on total net assets

=========================================================================================================
TOP 10 EQUITY HOLDINGS*                               TOP 10 PROPERTY TYPES*
---------------------------------------------------------------------------------------------------------
 1. Simon Property Group, Inc.               6.5%      1. Regional Malls                            21.6%

 2. General Growth Properties, Inc.          6.5       2. Shopping Centers                          16.5

 3. ProLogis                                 6.2       3. Office Properties                         15.8

 4. Chelsea Property Group, Inc.             4.6       4. Apartments                                13.2

 5. Boston Properties, Inc.                  4.2       5. Industrial Properties                     11.6

 6. Vornado Realty Trust                     4.1       6. Diversified                                5.4

 7. Essex Property Trust, Inc.               4.0       7. Healthcare                                 4.3

 8. CenterPoint Properties Corp.             3.9       8. Lodging-Resorts                            4.1

 9. SL Green Realty Corp.                    3.7       9. Industrials/Office Properties              2.6

10. United Dominion Realty Trust, Inc.       3.6      10. Specialty Properties                       1.4

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.

*Excludes money market fund holdings.
=========================================================================================================


TOTAL NUMBER OF HOLDINGS*                       55
TOTAL NET ASSETS                    $365.6 MILLION

    Small-cap stocks generally outperformed large-cap and mid-cap stocks over the fiscal year. The Russell 2000 Index, which tracks the performance of small-cap stocks, gained 23.11%, compared to a 17.48% return for the Russell Midcap Index and a 11.19% return for the Russell 1000 Index, which tracks the performance of large-cap stocks.

    Growth stocks generally outperformed value stocks for the fiscal year. The Russell 3000 Growth Index gained 12.67% compared to 11.29% for the Russell 3000 Value Index.

YOUR FUND

At the close of the reporting period, the portfolio's largest sector weightings were in regional malls and shopping centers. Retail outlet centers, retail regional malls and retail shopping centers were the best performers; while manufactured homes and self-storage facilities were the weakest performers.

    Regional mall companies in the fund have benefited from external and internal earnings growth. Many regional mall REITs have successfully acquired attractive properties in the last year, while also improving the efficiency of existing operations.

    We positioned the fund to be overweight in retail, and underweight in lodging and apartments, all of which helped performance. Portfolio performance was hurt by our overweight position in industrial holdings.

    Stocks that contributed positively to fund performance included Ventas, General Growth and Developers Diversified. Ventas owns 40 hospitals and some 200 skilled nursing centers and General Growth is the second largest operator of malls in the United States. Developers Diversified is a nationwide developer, owner and operator of shopping centers.

    Stocks that underperformed included AMB Property, Highwoods Properties, and BRE Properties. AMB owns and operates 900 support industrial properties. Highwoods owns and operates office and industrial properties in the Southeast. BRE Properties develops and manages apartments in the Western/Pacific states.

IN CLOSING

We continue to work diligently to meet the fund's investment objective of high total return. We are keenly focused on locating well-valued companies exhibiting consistent earnings growth, flexible balance sheets, and increasing dividends. We continue to urge investors to maintain a long-term focus and to remain well diversified.

[PHOTO OF           JOE V. RODRIGUEZ, JR.
JOE V.
RODRIGUEZ, JR.]     Mr. Rodriguez is lead portfolio manager for the AIM Real
                    Estate Fund and Director of Securities Management for
INVESCO Realty Advisors. He began his investment career in 1983 and joined INVESCO Realty Advisors in 1990. He is a member of the National Association of Business Economists, The American Real Estate Society, and The Institute of Certified Financial Planners. He has also served as adjunct professor of economics at the University of Texas at Dallas. Mr. Rodriguez received his B.B.A. in economics and finance as well as his M.B.A. from Baylor University.

[PHOTO OF           MARK BLACKBURN
MARK BLACKBURN]
                    Mr. Blackburn, Chartered Financial Analyst, is Director of
Securities Research for INVESCO Realty Advisors and co-manager for the AIM Real Estate Fund. He joined INVESCO in 1998 and has more than 16 years of experience in institutional investing and risk management along with a background in evaluating the high-yield and convertible securities markets. Mr. Blackburn holds a B.S. in accounting from Louisiana State University and an M.B.A. from Southern Methodist University. He is a Certified Public Accountant.

[PHOTO OF           JAMES W. TROWBRIDGE
JAMES W.
TROWBRIDGE]         Mr. Trowbridge is Portfolio Manager for INVESCO Realty
                    Advisors and co-manager of AIM Real Estate Fund. He joined
INVESCO Realty Advisors in 1989. Mr. Trowbridge received his B.S. in finance from Indiana University, where he also completed graduate work. He has completed numerous appraisal and income property courses sponsored by the American Appraisal Institute and the Mortgage Bankers Association.

Assisted by Real Estate Team

                           For More Information Visit

                                    [GRAPHIC]

                               AIMinvestments.com

                          See important fund and index
                         disclosures inside front cover.

FUND PERFORMANCE

================================================================================

RESULTS OF A $10,000 INVESTMENT
5/1/95-7/31/03

                                [MOUNTAIN CHART]

          AIM REAL ESTATE FUND        S&P 500           MORGAN STANLEY
DATE         CLASS C SHARES            INDEX              REIT INDEX
----      --------------------        -------           --------------
5/95           10000                   10000                10000
7/95           10311                   10992                10782
10/95          10293                   11444                10753
1/96           11097                   12589                11696
4/96           11090                   13017                11818
7/96           11468                   12810                12353
10/96          12688                   14197                13481
1/97           14874                   15900                15770
4/97           14229                   16285                15272
7/97           16317                   19483                17012
10/97          17287                   18750                17995
1/98           17510                   20175                18409
4/98           17073                   22970                17885
7/98           15425                   23242                16484
10/98          13455                   22876                15556
1/99           13167                   26732                15102
4/99           14216                   27980                16201
7/99           13713                   27933                15726
10/99          12758                   28743                14582
1/00           13161                   29492                14905
4/00           14531                   30809                16228
7/00           16419                   30437                18306
10/00          15605                   30492                17236
1/01           16651                   29229                18865
4/01           16610                   26815                19127
7/01           17626                   26081                20287
10/01          17328                   22907                19521
1/02           18543                   24518                21146
4/02           20163                   23437                23101
7/02           20331                   19926                22716
10/02          19017                   19449                20827
1/03           19495                   18878                21364
4/03           21142                   20320                23140
7/03           23884                   22044                26335

Source: Lipper, Inc.

Past performance cannot guarantee comparable future results.

Your fund's total return includes sales charges, expenses and management fees. The performance of the fund's share classes will differ due to different sales charge structures and class expenses. For fund performance calculations and indexes used in this report, please see the inside front cover. Performance shown in the chart and table does not reflect deduction of taxes a shareholder would pay on fund distributions or sale of fund shares. Performance of the indexes does not reflect the effects of taxes.

This growth chart uses a logarithmic scale, which means the price scale (vertical axis) is structured so that a given distance always represents the same percent change in price, rather than the same absolute change in price. For example, the distance from one to 10 is the same as the distance from 10 to 100 on a logarithmic chart, but the latter distance is 10 times greater on a linear chart. A logarithmic scale better illustrates performance in the fund's early years before reinvested distributions and compounding create the potential for the original investment to grow to very large numbers.

================================================================================

FUND RETURNS

================================================================================

FUND VS. INDEXES

total returns 7/31/02-7/31/03,
excluding sales charges

Class A Shares                                18.12%
Class B Shares                                17.37
Class C Shares                                17.41
Morgan Stanley REIT Index                     15.93
Lipper Real Estate Fund Index                 16.28
S&P 500 Index                                 10.64
NAREIT (National Association of Real
Estate Investment Trusts Equity Index)        15.61

The fund's average annual total returns, including sales charges, for the periods ended 6/30/03, the most recent calendar quarter end, were as follows:
Class A shares, one year, 3.00%; five years, 6.34%; inception (12/31/96) 6.66%. Class B shares, one year, 2.42%; five years, 6.35%; inception (3/3/98), 5.16%. Class C shares, one year, 6.43%; five years, 6.63%; inception (5/1/95), 10.55%.

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

as of 7/31/03, including sales charges

CLASS A SHARES
 Inception (12/31/96)                         7.41%
  5 Years                                     8.81
  1 Year                                     12.51

CLASS B SHARES
 Inception (3/3/98)                           6.08%
  5 Years                                     8.86
  1 Year                                     12.37

CLASS C SHARES
 Inception (5/1/95)                          11.13%
  5 Years                                     9.13
  1 Year                                     16.41

Past performance cannot guarantee comparable future results. DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================

FINANCIALS

SCHEDULE OF INVESTMENTS
-----------------------------------------------------------------------

JULY 31, 2003


                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS & COMMON
  STOCKS-96.33%

APARTMENTS-13.15%

Archstone-Smith Trust                            321,817   $  8,318,969
-----------------------------------------------------------------------
Avalonbay Communities, Inc.                       79,900      3,753,702
-----------------------------------------------------------------------
BRE Properties, Inc.-Class A                      20,000        661,000
-----------------------------------------------------------------------
Camden Property Trust                             78,300      2,921,373
-----------------------------------------------------------------------
Canadian Apartment Properties Real Estate
  Investment Trust (Canada)                      138,700      1,466,393
-----------------------------------------------------------------------
Equity Residential                                67,900      1,894,410
-----------------------------------------------------------------------
Essex Property Trust, Inc.                       241,800     14,653,080
-----------------------------------------------------------------------
Residential Equities Real Estate Investment
  Trust (Canada)                                 105,100      1,084,971
-----------------------------------------------------------------------
United Dominion Realty Trust, Inc.               739,200     13,327,776
=======================================================================
                                                             48,081,674
=======================================================================

DIVERSIFIED-5.38%

Canadian Real Estate Investment Trust
  (Canada)                                        32,200        317,507
-----------------------------------------------------------------------
Catellus Development Corp.(a)                    130,900      3,015,936
-----------------------------------------------------------------------
Cominar Real Estate Investment Trust (Canada)     74,500        739,908
-----------------------------------------------------------------------
H&R Real Estate Investment Trust (Canada)         69,000        763,883
-----------------------------------------------------------------------
Vornado Realty Trust                             323,800     14,842,992
=======================================================================
                                                             19,680,226
=======================================================================

HEALTHCARE-4.31%

Health Care Property Investors, Inc.             105,500      4,624,065
-----------------------------------------------------------------------
Health Care REIT, Inc.                           137,200      4,320,428
-----------------------------------------------------------------------
Nationwide Health Properties, Inc.               102,000      1,746,240
-----------------------------------------------------------------------
Senior Housing Properties Trust                  110,000      1,523,500
-----------------------------------------------------------------------
Ventas, Inc.                                     214,600      3,551,630
=======================================================================
                                                             15,765,863
=======================================================================

INDUSTRIAL PROPERTIES-11.62%

AMB Property Corp.                               199,900      5,617,190
-----------------------------------------------------------------------
CenterPoint Properties Corp.                     225,400     14,335,440
-----------------------------------------------------------------------
ProLogis                                         818,400     22,546,920
=======================================================================
                                                             42,499,550
=======================================================================

INDUSTRIAL/OFFICE PROPERTIES-2.60%

Kilroy Realty Corp.                              121,500      3,495,555
-----------------------------------------------------------------------
Liberty Property Trust                           173,450      6,016,980
=======================================================================
                                                              9,512,535
=======================================================================

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------


LODGING-RESORTS-4.09%

Fairmont Hotels & Resorts Inc. (Canada)          191,400   $  4,823,280
-----------------------------------------------------------------------
Hilton Hotels Corp.                              389,200      5,682,320
-----------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.        137,000      4,466,200
=======================================================================
                                                             14,971,800
=======================================================================

OFFICE PROPERTIES-15.76%

Alexandria Real Estate Equities, Inc.            167,400      7,658,550
-----------------------------------------------------------------------
Arden Realty, Inc.                               110,700      3,099,600
-----------------------------------------------------------------------
Boston Properties, Inc.                          357,200     15,463,188
-----------------------------------------------------------------------
Brookfield Properties Corp. (Canada)              20,000        451,600
-----------------------------------------------------------------------
CarrAmerica Realty Corp.                          17,400        508,254
-----------------------------------------------------------------------
Highwoods Properties, Inc.                       129,900      3,005,886
-----------------------------------------------------------------------
Mack-Cali Realty Corp.                           229,900      8,464,918
-----------------------------------------------------------------------
Prentiss Properties Trust                        171,600      5,311,020
-----------------------------------------------------------------------
SL Green Realty Corp.                            381,000     13,643,610
=======================================================================
                                                             57,606,626
=======================================================================

REGIONAL MALLS-21.56%

Borealis Retail Real Estate Investment Trust
  (Canada)                                       237,600      1,708,501
-----------------------------------------------------------------------
CBL & Associates Properties, Inc.                261,900     12,618,342
-----------------------------------------------------------------------
General Growth Properties, Inc.                  346,500     23,624,370
-----------------------------------------------------------------------
Macerich Co. (The)                               322,100     12,023,993
-----------------------------------------------------------------------
Mills Corp. (The)                                115,100      4,098,711
-----------------------------------------------------------------------
Rouse Co. (The)                                   25,000        999,750
-----------------------------------------------------------------------
Simon Property Group, Inc.                       560,800     23,749,880
=======================================================================
                                                             78,823,547
=======================================================================

SHOPPING CENTERS-16.47%

Acadia Realty Trust                              107,300      1,073,000
-----------------------------------------------------------------------
Chelsea Property Group, Inc.                     381,900     16,650,840
-----------------------------------------------------------------------
Developers Diversified Realty Corp.              375,900     11,164,230
-----------------------------------------------------------------------
Federal Realty Investment Trust                  232,600      8,110,762
-----------------------------------------------------------------------
New Plan Excel Realty Trust                      226,700      5,078,080
-----------------------------------------------------------------------
Pan Pacific Retail Properties, Inc.              167,700      7,175,883
-----------------------------------------------------------------------
Ramco-Gershenson Properties Trust                 27,100        666,118
-----------------------------------------------------------------------
Regency Centers Corp.                            142,700      5,191,426
-----------------------------------------------------------------------
RioCan Real Estate Investment Trust (Canada)     154,900      1,599,067
-----------------------------------------------------------------------
Urstadt Biddle Properties-Class A                259,100      3,510,805
=======================================================================
                                                             60,220,211
=======================================================================


                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------

SPECIALTY PROPERTIES-1.39%

American Financial Realty Trust                  186,400   $  2,747,536
-----------------------------------------------------------------------
Entertainment Properties Trust                    75,500      2,325,400
=======================================================================
                                                              5,072,936
=======================================================================
    Total Real Estate Investment Trusts &
      Common Stocks (Cost $288,260,116)                     352,234,968
=======================================================================

MONEY MARKET FUNDS-4.98%

STIC Liquid Assets Portfolio(b)                9,094,930      9,094,930
-----------------------------------------------------------------------
STIC Prime Portfolio(b)                        9,094,930      9,094,930
=======================================================================
    Total Money Market Funds (Cost
      $18,189,860)                                           18,189,860
=======================================================================
TOTAL INVESTMENTS-101.31% (Cost $306,449,976)               370,424,828
=======================================================================
OTHER ASSETS LESS LIABILITIES-(1.31%)                        (4,783,046)
=======================================================================
NET ASSETS-100.00%                                         $365,641,782
_______________________________________________________________________
=======================================================================

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------------------------------

JULY 31, 2003

ASSETS:

Investments, at market value (cost
  $288,260,116)                                $352,234,968
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $18,189,860)                             18,189,860
-----------------------------------------------------------
Receivables for:
  Investments sold                                  161,910
-----------------------------------------------------------
  Fund shares sold                                3,431,207
-----------------------------------------------------------
  Dividends                                         531,532
-----------------------------------------------------------
Investment for deferred compensation plan            26,177
-----------------------------------------------------------
Other assets                                         47,571
===========================================================
    Total assets                                374,623,225
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           8,115,395
-----------------------------------------------------------
  Fund shares reacquired                            466,713
-----------------------------------------------------------
  Dividends                                           4,379
-----------------------------------------------------------
  Deferred compensation plan                         26,177
-----------------------------------------------------------
Accrued distribution fees                           203,576
-----------------------------------------------------------
Accrued trustees' fees                                  845
-----------------------------------------------------------
Accrued transfer agent fees                         126,687
-----------------------------------------------------------
Accrued operating expenses                           37,671
===========================================================
    Total liabilities                             8,981,443
===========================================================
Net assets applicable to shares outstanding    $365,641,782
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $316,741,425
-----------------------------------------------------------
Undistributed net investment income                 574,152
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                    (15,650,916)
-----------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies              63,977,121
===========================================================
                                               $365,641,782
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $177,901,039
___________________________________________________________
===========================================================
Class B                                        $123,092,658
___________________________________________________________
===========================================================
Class C                                        $ 64,648,085
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Class A                                          10,163,942
___________________________________________________________
===========================================================
Class B                                           7,013,258
___________________________________________________________
===========================================================
Class C                                           3,690,390
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      17.50
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $17.50 divided by
      95.25%)                                  $      18.37
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      17.55
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      17.52
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
FOR THE YEAR ENDED JULY 31, 2003

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $63,610)         $11,942,995
-------------------------------------------------------------------------
Dividends from affiliated money market funds                      180,305
-------------------------------------------------------------------------
Interest                                                           11,587
=========================================================================
    Total investment income                                    12,134,887
=========================================================================

EXPENSES:

Advisory fees                                                   2,327,770
-------------------------------------------------------------------------
Administrative services fees                                       79,487
-------------------------------------------------------------------------
Custodian fees                                                     60,596
-------------------------------------------------------------------------
Distribution fees -- Class A                                      414,390
-------------------------------------------------------------------------
Distribution fees -- Class B                                      919,868
-------------------------------------------------------------------------
Distribution fees -- Class C                                      482,573
-------------------------------------------------------------------------
Transfer agent fees                                               885,755
-------------------------------------------------------------------------
Trustees' fees                                                     10,106
-------------------------------------------------------------------------
Other                                                             187,412
=========================================================================
    Total expenses                                              5,367,957
=========================================================================
Less: Fees waived and expenses paid indirectly                     (7,374)
=========================================================================
    Net expenses                                                5,360,583
=========================================================================
Net investment income                                           6,774,304
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                                        (4,083,840)
-------------------------------------------------------------------------
  Foreign currencies                                              (23,020)
=========================================================================
                                                               (4,106,860)
=========================================================================
Change in net unrealized appreciation of:
  Investment securities                                        48,776,717
-------------------------------------------------------------------------
  Foreign currencies                                                  829
=========================================================================
                                                               48,777,546
=========================================================================
Net gain from investment securities and foreign currencies     44,670,686
=========================================================================
Net increase in net assets resulting from operations          $51,444,990
_________________________________________________________________________
=========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
FOR THE YEARS ENDED JULY 31, 2003 AND 2002

                                                                  2003            2002
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  6,774,304    $  2,902,798
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                          (4,106,860)      2,344,896
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                           48,777,546       7,441,074
==========================================================================================
    Net increase in net assets resulting from operations        51,444,990      12,688,768
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                       (3,329,708)     (1,366,733)
------------------------------------------------------------------------------------------
  Class B                                                       (2,034,884)       (741,067)
------------------------------------------------------------------------------------------
  Class C                                                       (1,070,734)       (669,922)
==========================================================================================
    Decrease in net assets resulting from distributions         (6,435,326)     (2,777,722)
==========================================================================================
Share transactions-net:
  Class A                                                       70,728,483      53,809,611
------------------------------------------------------------------------------------------
  Class B                                                       37,706,329      49,731,417
------------------------------------------------------------------------------------------
  Class C                                                       18,496,500      12,210,117
==========================================================================================
    Net increase in net assets resulting from share
     transactions                                              126,931,312     115,751,145
==========================================================================================
    Net increase in net assets                                 171,940,976     125,662,191
==========================================================================================

NET ASSETS:

  Beginning of year                                            193,700,806      68,038,615
==========================================================================================
  End of year                                                 $365,641,782    $193,700,806
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
JULY 31, 2003

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Real Estate Fund (the "Fund") is a series portfolio of AIM Advisor Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of two separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve high total return. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the fund's book and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.90% of the Fund's average daily net assets. AIM has entered into a sub-advisory agreement with INVESCO Institutional (N.A.), Inc. ("INVESCO") whereby AIM pays INVESCO 40% of the fee paid by the Fund to AIM. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the year ended July 31, 2003, AIM waived fees of $2,113.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended July 31, 2003, AIM was paid $79,487 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended July 31, 2003, AFS retained $463,931 for such services.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C and Investor Class shares of the Fund. Investor Class shares have not commenced operations. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Investor Class shares. Of these amounts, the Fund may pay a service fee up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Investor Class shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended July 31, 2003, the Class A, Class B and Class C shares paid $414,390, $919,868 and $482,573, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended July 31, 2003, AIM Distributors retained $162,429 in front-end sales commissions from the sale of Class A shares and $9,515, $88 and $19,224 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

NOTE 3--INDIRECT EXPENSES

For the year ended July 31, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $5,160 and reductions in custodian fees of $101 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $5,261.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

    The law firm Kramer, Levin, Naftalis & Frankel LLP of which a trustee is a member as counsel to the Independent Trustees. During the year ended July 31, 2003, the Fund paid legal fees of $2,993.

NOTE 5--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the year ended July 31, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the committed line of credit facility or the uncommitted unsecured revolving line of credit facility.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

The tax character of distributions paid during the years ended July 31, 2003 and 2002 were as follows:

                                         2003          2002
--------------------------------------------------------------
Distributions paid from ordinary
  income                              $6,435,326    $2,777,722
______________________________________________________________
==============================================================


Tax Components of Net Assets:

As of July 31, 2003, the components of net assets on a tax basis were as follows:

Undistributed ordinary income                  $    837,934
-----------------------------------------------------------
Unrealized appreciation -- investments           62,694,429
-----------------------------------------------------------
Temporary book/tax differences                      (34,380)
-----------------------------------------------------------
Capital loss carryforward                       (13,350,647)
-----------------------------------------------------------
Post-October capital loss deferral               (1,246,979)
-----------------------------------------------------------
Shares of beneficial interest                   316,741,425
===========================================================
Total net assets                               $365,641,782
___________________________________________________________
===========================================================


    The difference between book-basis and tax-basis unrealized appreciation is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable to the tax deferral of losses on wash sales, realization for tax purposes of unrealized gains on passive foreign investment companies and other deferrals. The tax-basis unrealized appreciation on investments includes appreciation on foreign currencies of $2,269.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation and retirement plan expenses.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
July 31, 2007                                 $ 9,612,829
----------------------------------------------------------
July 31, 2008                                   1,275,744
----------------------------------------------------------
July 31, 2011                                   2,462,074
==========================================================
Total capital loss carryforward               $13,350,647
__________________________________________________________
==========================================================

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended July 31, 2003 was $340,224,591 and $214,512,526, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON
                            A TAX BASIS
-------------------------------------------------------------------
Aggregate unrealized appreciation of investment
  securities                                            $62,714,500
-------------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                                     (22,340)
===================================================================
Net unrealized appreciation of investment
  securities                                            $62,692,160
___________________________________________________________________
===================================================================
Cost of investments for tax purposes is $307,732,668.

NOTE 8--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of foreign currency transactions and passive foreign investment companies on July 31, 2003, undistributed net investment income was decreased by $5,973, undistributed net realized gains (losses) increased by $5,938 and shares of beneficial interest increased by $35. This reclassification had no effect on the net assets of the Fund.

NOTE 9--SHARE INFORMATION

The Fund currently consists of four different classes of shares: Class A shares, Class B shares, Class C and Investor Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Under some circumstances, Class A shares are subject to CDSC. Investor Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Investor Class shares have not commenced operations.

                                            CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED JULY 31,
                                                              --------------------------------------------------------
                                                                         2003                          2002
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     10,040,616    $153,310,327     5,154,009    $ 76,791,735
----------------------------------------------------------------------------------------------------------------------
  Class B                                                      4,612,513      69,835,946     4,236,687      63,066,596
----------------------------------------------------------------------------------------------------------------------
  Class C                                                      2,144,150      32,601,275     1,526,796      22,598,155
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        199,768       3,041,849        86,632       1,253,375
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        118,414       1,804,757        45,952         669,735
----------------------------------------------------------------------------------------------------------------------
  Class C                                                         60,550         921,382        40,989         588,258
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:*
  Class A                                                        158,310       2,459,992            --              --
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (157,917)     (2,459,992)           --              --
======================================================================================================================
Reacquired:
  Class A                                                     (5,900,039)    (88,083,685)   (1,670,317)    (24,235,499)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (2,108,225)    (31,474,382)     (979,116)    (14,004,914)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (986,180)    (15,026,157)     (770,478)    (10,976,296)
======================================================================================================================
                                                               8,181,960    $126,931,312     7,671,154    $115,751,145
______________________________________________________________________________________________________________________
======================================================================================================================

* Prior to the year ended July 31, 2003, conversion of Class B shares to Class A shares were included in Class A shares sold and Class B shares reacquired.

NOTE 10--SIGNIFICANT EVENT

The Board of Trustees of AIM Advisor Funds (the "Trust") approved, on July 30, 2003, an Agreement and Plan of Reorganization (the "Plan"), which provides for the restructuring of AIM International Core Equity Fund and AIM Real Estate Fund, the two series portfolios of the Trust (each a "Fund" and, collectively, the "Funds"), as new series portfolios of AIM Investment Securities Funds ("AISF") and, in connection therewith, the sale of all of each Fund's assets and the termination of each Fund as a designated series of the Trust. AISF is an existing Delaware statutory trust. The Plan has been structured as a tax-free reorganization.

  The Plan provides for a series of transactions to convert each Fund to a corresponding series (a "New Fund") of AISF. Under the Plan, each Fund will transfer all its assets to a corresponding New Fund in exchange solely for voting shares of beneficial interest in the New Fund and the New Fund's assumption of all the Fund's liabilities (collectively, the "Restructuring"). The operations of each New Fund following the Restructuring will be substantially similar to those of its predecessor Fund. AISF, like the Trust operates as an open-end management investment company.

  The proposed Restructuring relates to an integration initiative announced on March 27, 2003, by AMVESCAP PLC ("AMVESCAP"), the parent company of both AIM and INVESCO, with respect to its North American mutual fund operations. AMVESCAP has recommended that certain series portfolios of funds within The AIM Family of Funds (the "AIM Funds") with few portfolios be restructured as new series of an existing Delaware statutory trust. This change should simplify the organizational structure and reduce costs of the AIM Funds.

  The proposed Restructuring of each Fund requires the approval of such Funds's shareholders and will be submitted to shareholders for their consideration at a meeting to be held on October 21, 2003. If approved by shareholders and certain closing conditions required by the Plan are satisfied, the proposed Restructuring is expected to be consummated shortly thereafter. If shareholders of a Fund do no approve the proposed Restructuring, such Fund will continue to operate as a series of the Trust.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                         CLASS A
                                                         -----------------------------------------------------------------------
                                                                                              SEVEN MONTHS        YEAR ENDED
                                                                YEAR ENDED JULY 31,             ENDED            DECEMBER 31,
                                                         ---------------------------------    JULY 31,        ------------------
                                                           2003          2002       2001        2000           1999       1998
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $  15.25       $ 13.56    $ 13.04      $ 10.61       $ 11.46    $ 15.74
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.45(a)       0.47(a)    0.50         0.30(a)       0.42       0.58(a)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                              2.24          1.68       0.54         2.38         (0.75)     (4.11)
================================================================================================================================
    Total from investment operations                         2.69          2.15       1.04         2.68         (0.33)     (3.53)
================================================================================================================================
Less distributions:
  Dividends from net investment income                      (0.44)        (0.46)     (0.52)       (0.25)        (0.52)     (0.50)
--------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                        --            --         --           --            --      (0.25)
================================================================================================================================
    Total distributions                                     (0.44)        (0.46)     (0.52)       (0.25)        (0.52)     (0.75)
================================================================================================================================
Net asset value, end of period                           $  17.50       $ 15.25    $ 13.56      $ 13.04       $ 10.61    $ 11.46
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(b)                                             18.12%        16.10%      8.23%       25.61%        (2.88)%   (22.54)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $177,901       $86,411    $28,400      $23,187       $16,279    $20,087
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                           1.72%(c)      1.77%      1.63%        1.62%(d)      1.61%      1.55%
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                        1.72%(c)      1.77%      1.79%        2.05%(d)      1.73%      1.71%
================================================================================================================================
Ratio of net investment income to average net assets         2.97%(c)      3.25%      3.88%        4.49%(d)      3.70%      4.37%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate(e)                                     87%           77%        85%          39%           52%        69%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $118,397,069.
(d)  Annualized.
(e)  Not annualized for periods less than one year.


                                                                                 CLASS B
                                            ----------------------------------------------------------------------------------
                                                                                                                 MARCH 3, 1998
                                                                                 SEVEN MONTHS                    (DATE SALES
                                                   YEAR ENDED JULY 31,             ENDED         YEAR ENDED      COMMENCED) TO
                                            ---------------------------------    JULY 31,        DECEMBER 31,    DECEMBER 31,
                                              2003          2002       2001        2000            1999             1998
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $  15.29       $ 13.59    $ 13.07      $ 10.64          $11.48          $ 15.34
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                         0.36(a)       0.38(a)    0.41         0.25(a)         0.32             0.37(a)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                    2.24          1.68       0.53         2.39           (0.72)           (3.58)
==============================================================================================================================
    Total from investment operations            2.60          2.06       0.94         2.64           (0.40)           (3.21)
==============================================================================================================================
Less distributions:
  Dividends from net investment income         (0.34)        (0.36)     (0.42)       (0.21)          (0.44)           (0.40)
------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains           --            --         --           --              --            (0.25)
==============================================================================================================================
    Total distributions                        (0.34)        (0.36)     (0.42)       (0.21)          (0.44)           (0.65)
==============================================================================================================================
Net asset value, end of period              $  17.55       $ 15.29    $ 13.59      $ 13.07          $10.64          $ 11.48
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(b)                                17.37%        15.40%      7.42%       25.08%          (3.53)%         (21.02)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)    $123,093       $69,557    $16,917      $12,722          $9,839          $ 6,901
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                              2.37%(c)      2.41%      2.36%        2.37%(d)        2.35%            2.31%(d)
------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                           2.37%(c)      2.41%      2.43%        2.70%(d)        2.37%            2.35%(d)
==============================================================================================================================
Ratio of net investment income to average
  net assets                                    2.32%(c)      2.61%      3.15%        3.73%(d)        2.96%            3.62%(d)
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate(e)                        87%           77%        85%          39%             52%              69%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $91,986,805.
(d)  Annualized.
(e)  Not annualized for periods less than one year.


                                                                                         CLASS C
                                                          ----------------------------------------------------------------------
                                                                                              SEVEN MONTHS        YEAR ENDED
                                                                YEAR ENDED JULY 31,             ENDED            DECEMBER 31,
                                                          --------------------------------    JULY 31,        ------------------
                                                           2003          2002       2001        2000           1999       1998
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $ 15.26       $ 13.57    $ 13.05      $ 10.62       $ 11.46    $ 15.74
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.36(a)       0.38(a)    0.41         0.25(a)       0.33(a)    0.50(a)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                              2.24          1.67       0.53         2.39         (0.73)     (4.13)
================================================================================================================================
    Total from investment operations                         2.60          2.05       0.94         2.64         (0.40)     (3.63)
================================================================================================================================
Less distributions:
  Dividends from net investment income                      (0.34)        (0.36)     (0.42)       (0.21)        (0.44)     (0.40)
--------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                        --            --         --           --            --      (0.25)
================================================================================================================================
    Total distributions                                     (0.34)        (0.36)     (0.42)       (0.21)        (0.44)     (0.65)
================================================================================================================================
Net asset value, end of period                            $ 17.52       $ 15.26    $ 13.57      $ 13.05       $ 10.62    $ 11.46
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(b)                                             17.41%        15.35%      7.43%       25.13%        (3.54)%   (23.16)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $64,648       $37,733    $22,722      $20,306       $19,992    $32,921
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                           2.37%(c)      2.41%      2.36%        2.37%(d)      2.35%      2.31%
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                        2.37%(c)      2.41%      2.43%        2.70%(d)      2.37%      2.37%
================================================================================================================================
Ratio of net investment income to average net assets         2.32%(c)      2.61%      3.15%        3.73%(d)      2.96%      3.62%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate(e)                                     87%           77%        85%          39%           52%        69%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $48,257,279.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
To the Shareholders of AIM Real Estate Fund and the Board of Trustees of AIM Advisor Funds:



We have audited the accompanying statement of assets and liabilities of AIM Real Estate Fund (a portfolio of AIM Advisor Funds), including the schedule of investments, as of July 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through July 31, 2000 were audited by other auditors whose report dated September 1, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Real Estate Fund as of July 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Houston, Texas                                             -s- ERNST & YOUNG LLP
September 10, 2003

OTHER INFORMATION

TRUSTEES AND OFFICERS

As of January 1, 2003

The address of each trustee and officer of AIM Advisor Funds is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER       PRINCIPAL OCCUPATION(S)
POSITION(S) HELD WITH THE TRUST    SINCE            DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1997             Director and Chairman, A I M Management Group Inc.
   Trustee, Chairman and                            (financial services holding company); and Director
   President                                        and Vice Chairman, AMVESCAP PLC and Chairman of
                                                    AMVESCAP PLC -- AIM Division (parent of AIM and a
                                                    global investment management firm)
                                                    Formerly: President and Chief Executive Officer,
                                                    A I M Management Group Inc.; Director, Chairman
                                                    and President, A I M Advisors, Inc. (registered
                                                    investment advisor); and Director and Chairman,
                                                    A I M Capital Management, Inc. (registered
                                                    investment advisor), A I M Distributors, Inc.
                                                    (registered broker dealer), AIM Investment
                                                    Services, Inc.(3), (registered transfer agent),
                                                    and Fund Management Company (registered broker
                                                    dealer); and Chief Executive Officer, AMVESCAP
                                                    PLC -- Managed Products
------------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003             Director, President and Chief Executive Officer,
   Trustee and Executive Vice                       A I M Management Group Inc. (financial services
   President                                        holding company); Director, Chairman and
                                                    President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director, A I M Capital
                                                    Management, Inc. (registered investment advisor)
                                                    and A I M Distributors, Inc. (registered broker
                                                    dealer); Director and Chairman, AIM Investment
                                                    Services, Inc.(3) (registered transfer agent); and
                                                    Fund Management Company (registered broker
                                                    dealer); and Chief Executive Officer, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)
                                                    Formerly: Director, Chairman, President and Chief
                                                    Executive Officer, INVESCO Funds Group, Inc. and
                                                    INVESCO Distributors, Inc.; Chief Executive
                                                    Officer, AMVESCAP PLC -- Managed Products;
                                                    Chairman and Chief Executive Officer of
                                                    NationsBanc Advisors, Inc.; and Chairman of
                                                    NationsBanc Investments, Inc.
------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         2001             Of Counsel, law firm of Baker & McKenzie
   Trustee
------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       1997             Chairman, Crockett Technology Associates
   Trustee                                          (technology consulting company)
------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2000             Director of a number of public and private
   Trustee                                          business corporations, including the Boss Group
                                                    Ltd. (private investment and management) and
                                                    Magellan Insurance Company
                                                    Formerly: Director, President and Chief Executive
                                                    Officer, Volvo Group North America, Inc.; Senior
                                                    Vice President, AB Volvo; and director of various
                                                    affiliated Volvo Group companies
------------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935     1998             Formerly: Chairman, Mercantile Mortgage Corp.;
   Trustee                                          President and Chief Operating Officer,
                                                    Mercantile-Safe Deposit & Trust Co.; and
                                                    President, Mercantile Bankshares Corp.
------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          1997             Chief Executive Officer, Twenty First Century
   Trustee                                          Group, Inc. (government affairs company) and
                                                    Texana Timber LP
------------------------------------------------------------------------------------------------------


NAME, YEAR OF BIRTH AND           OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST   HELD BY TRUSTEE
--------------------------------  -------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946    None
   Trustee, Chairman and
   President
------------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951  Director and Chairman, INVESCO
   Trustee and Executive Vice     Bond Funds, Inc., INVESCO
   President                      Combination Stock & Bond Funds,
                                  Inc., INVESCO Counselor Series
                                  Funds, Inc., INVESCO
                                  International Funds, Inc.,
                                  INVESCO Manager Series Funds,
                                  Inc., INVESCO Money Market
                                  Funds, Inc., INVESCO Sector
                                  Funds, Inc., INVESCO Stock
                                  Funds, Inc., INVESCO
                                  Treasurer's Series Funds, Inc.
                                  and INVESCO Variable Investment
                                  Funds, Inc.
------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939        Badgley Funds, Inc. (registered
   Trustee                        investment company)
------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944      ACE Limited (insurance
   Trustee                        company); and Captaris, Inc.
                                  (unified messaging provider)
------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941       Cortland Trust, Inc. (Chairman)
   Trustee                        (registered investment
                                  company); Annuity and Life Re
                                  (Holdings), Ltd. (insurance
                                  company)
------------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935    None
   Trustee
------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952         Administaff
   Trustee
------------------------------------------------------------------------------------------------------

  (1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

  (2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust. Mr. Williamson became Executive Vice President of the Trust on March 4, 2003.

  (3) Effective September 30, 2003, A I M Fund Services, Inc. became known as AIM Investment Services, Inc.

As of January 1, 2003



The address of each trustee and officer of AIM Advisor Funds is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND             TRUSTEE AND/       PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST     OR OFFICER SINCE   DURING PAST 5 YEARS                        HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937          1997               Partner, law firm of Kramer Levin          Cortland Trust, Inc.
   Trustee                                             Naftalis and Frankel LLP                   (registered investment company)
---------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950       1998               Formerly: Chief Executive Officer, YWCA    None
   Trustee                                             of the USA
---------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942         1997               Partner, law firm of Pennock & Cooper      None
   Trustee
---------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935          2001               Retired                                    None
   Trustee
---------------------------------------------------------------------------------------------------------------------------------

   Louis S. Sklar -- 1939           1997               Executive Vice President, Development      None
   Trustee                                             and Operations Hines Interests Limited
                                                       Partnership (real estate development
                                                       company)
---------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
---------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome(4) -- 1956       2003               Director, Senior Vice President,           N/A
   Senior Vice President                               Secretary and General Counsel, A I M
                                                       Management Group Inc. (financial
                                                       services holding company) and A I M
                                                       Advisors, Inc.; Vice President, A I M
                                                       Capital Management, Inc., A I M
                                                       Distributors, Inc. and AIM Investment
                                                       Services, Inc.(3); and Director, Vice
                                                       President and General Counsel, Fund
                                                       Management Company
                                                       Formerly: Senior Vice President and
                                                       General Counsel, Liberty Financial
                                                       Companies, Inc.; and Senior Vice
                                                       President and General Counsel, Liberty
                                                       Funds Group, LLC
---------------------------------------------------------------------------------------------------------------------------------

   Robert G. Alley -- 1948          1997               Managing Director, A I M Capital           N/A
   Vice President                                      Management, Inc.; and Vice President,
                                                       A I M Advisors, Inc.
---------------------------------------------------------------------------------------------------------------------------------

   Gary T. Crum(5) -- 1947          1997               Director, Chairman and Director of         N/A
   Senior Vice President                               Investments, A I M Capital Management,
                                                       Inc.; Director and Executive Vice
                                                       President, A I M Management Group Inc.;
                                                       Director and Senior Vice President,
                                                       A I M Advisors, Inc.; and Director,
                                                       A I M Distributors, Inc. and AMVESCAP
                                                       PLC
---------------------------------------------------------------------------------------------------------------------------------

   Stuart W. Coco -- 1955           1997               Managing Director and Chief Research       N/A
   Vice President                                      Officer -- Fixed Income, A I M Capital
                                                       Management, Inc.; and Vice President,
                                                       A I M Advisors, Inc.
---------------------------------------------------------------------------------------------------------------------------------

   Melville B. Cox -- 1943          1997               Vice President and Chief Compliance        N/A
   Vice President                                      Officer, A I M Advisors, Inc. and A I M
                                                       Capital Management, Inc.; and Vice
                                                       President, AIM Investment Services,
                                                       Inc.(3)
---------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960        1997               Managing Director and Chief Cash           N/A
   Vice President                                      Management Officer, A I M Capital
                                                       Management, Inc.; Director and
                                                       President, Fund Management Company; and
                                                       Vice President, A I M Advisors, Inc.
---------------------------------------------------------------------------------------------------------------------------------

   Edgar M. Larsen(5) -- 1940       1999               Vice President, A I M Advisors, Inc.,      N/A
   Vice President                                      and President, Chief Executive Officer
                                                       and Chief Investment Officer, A I M
                                                       Capital Management, Inc.
---------------------------------------------------------------------------------------------------------------------------------

   Dana R. Sutton -- 1959           1997               Vice President and Fund Treasurer, A I M   N/A
   Vice President and Treasurer                        Advisors, Inc.
---------------------------------------------------------------------------------------------------------------------------------

  (3) Effective September 30, 2003, A I M Fund Services, Inc. became known as AIM Investment Services, Inc.
  (4) Mr. Carome became Senior Vice President of the Trust on May 13, 2003.
  (5) Information is current as of January 10, 2003.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND       INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS                 SUB-ADVISOR
11 Greenway Plaza        A I M Advisors, Inc.     A I M Distributors,      Ernst & Young LLP        INVESCO Institutional
Suite 100                11 Greenway Plaza        Inc.                     5 Houston Center         (N.A.), Inc.
Houston, TX 77046        Suite 100                11 Greenway Plaza        1401 McKinney            INVESCO Realty Advisors
                         Houston, TX 77046        Suite 100                Suite 1200               division
                                                  Houston, TX 77046        Houston, TX 77010        One Lincoln Center
                                                                                                    5400 LBJ Freeway/LB2
                                                                                                    Suite 700
                                                                                                    Dallas, TX 75240
COUNSEL TO THE FUND      COUNSEL TO THE TRUSTEES  TRANSFER AGENT           CUSTODIAN
Ballard Spahr            Kramer, Levin, Naftalis  AIM Investment           State Street Bank and
Andrews & Ingersoll,     & Frankel LLP            Services, Inc.           Trust Company
LLP                      919 Third Avenue         P.O. Box 4739            225 Franklin Street
1735 Market Street       New York, NY 10022       Houston, TX 77210-4739   Boston, MA 02110
Philadelphia, PA 19103

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid to shareholders during the Fund's tax year ended July 31, 2003, 0% is eligible for the dividends received deduction for corporations.

For its tax year ended 7/31/03, the Fund designates qualified dividend income to the extent allowable under Internal Revenue Code sec. 1(h)(11). The actual percentage for the calendar year will be designated in the Fund's year-end tax statements.

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)

Of the ordinary dividends paid, 0.09% was derived from U.S. Federal Obligations.

DOMESTIC EQUITY                             INTERNATIONAL/GLOBAL EQUITY                             FIXED INCOME

AIM Aggressive Growth Fund            AIM Asia Pacific Growth Fund                                    TAXABLE
AIM Balanced Fund*                    AIM Developing Markets Fund
AIM Basic Balanced Fund*              AIM European Growth Fund                          AIM Floating Rate Fund
AIM Basic Value Fund                  AIM European Small Company Fund                   AIM High Yield Fund
AIM Blue Chip Fund                    AIM Global Aggressive Growth Fund                 AIM Income Fund
AIM Capital Development Fund          AIM Global Growth Fund                            AIM Intermediate Government Fund
AIM Charter Fund                      AIM Global Trends Fund                            AIM Limited Maturity Treasury Fund(5,6)
AIM Constellation Fund                AIM Global Value Fund(4)                          AIM Money Market Fund
AIM Dent Demographic Trends Fund      AIM International Core Equity Fund                AIM Short-Term Bond Fund
AIM Diversified Dividend Fund(1)      AIM International Emerging Growth Fund            AIM Total Return Bond Fund
AIM Emerging Growth Fund              AIM International Growth Fund                     INVESCO Cash Reserves Fund
AIM Large Cap Basic Value Fund        INVESCO European Fund                             INVESCO High Yield Fund
AIM Large Cap Growth Fund             INVESCO International Blue Chip Value Fund        INVESCO Select Income Fund
AIM Libra Fund                                                                          INVESCO U.S. Government Money Fund
AIM Mid Cap Basic Value Fund                                                            INVESCO U.S. Government Securities Fund
AIM Mid Cap Core Equity Fund                     SECTOR EQUITY
AIM Mid Cap Growth Fund                                                                              TAX-FREE
AIM Opportunities I Fund(2)            AIM Global Energy Fund
AIM Opportunities II Fund(2)           AIM Global Financial Services Fund               AIM High Income Municipal Fund
AIM Opportunities III Fund(2)          AIM Global Health Care Fund                      AIM Municipal Bond Fund
AIM Premier Equity Fund                AIM Global Science and Technology Fund           AIM Tax-Exempt Cash Fund
AIM Premier Equity II Fund             AIM Global Utilities Fund                        AIM Tax-Free Intermediate Fund(5,6)
AIM Select Equity Fund                 AIM New Technology Fund                          INVESCO Tax-Free Bond Fund
AIM Small Cap Equity Fund              AIM Real Estate Fund                             INVESCO Tax-Free Money Fund
AIM Small Cap Growth Fund(3)           INVESCO Advantage Global Health Sciences Fund
AIM Weingarten Fund                    INVESCO Energy Fund
INVESCO Advantage Fund                 INVESCO Financial Services Fund
INVESCO Balanced Fund*                 INVESCO Gold & Precious Metals Fund
INVESCO Core Equity Fund               INVESCO Health Sciences Fund
INVESCO Dynamics Fund                  INVESCO Leisure Fund
INVESCO Growth Fund                    INVESCO Multi-Sector Fund
INVESCO Growth & Income Fund           INVESCO Real Estate Opportunity Fund
INVESCO Mid-Cap Growth Fund            INVESCO Technology Fund
INVESCO Small Company Growth Fund      INVESCO Telecommunications Fund
INVESCO S&P 500 Index Fund             INVESCO Utilities Fund
INVESCO Total Return Fund*
INVESCO Value Equity Fund

* Domestic equity and income fund



(1) Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. (2) Effective October 1, 2002, the fund was reopened to new investors. (3) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (4) Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund. (5) Class A shares closed to new investors on October 30, 2002. (6) Class A3 shares were first offered on October 31, 2002.

         Pending shareholder approval, the following fund reorganizations will occur in late October or early November 2003: AIM Global Energy Fund into INVESCO Energy Fund; AIM Global Financial Services Fund into INVESCO Financial Services Fund; AIM Global Science and Technology Fund into INVESCO Technology Fund; AIM Global Utilities Fund into INVESCO Utilities Fund; AIM International Core Equity Fund into INVESCO International Blue Chip Value Fund; AIM New Technology Fund into INVESCO Technology Fund; AIM Premier Equity II Fund into AIM Premier Equity Fund; INVESCO Advantage Fund into AIM Opportunities III Fund; INVESCO Balanced Fund into INVESCO Total Return Fund; INVESCO Cash Reserves Fund into AIM Money Market Fund; INVESCO European Fund into AIM European Growth Fund; INVESCO Growth Fund into AIM Large Cap Growth Fund; INVESCO Growth & Income Fund into AIM Blue Chip Fund; INVESCO High Yield Fund into AIM High Yield Fund; INVESCO Real Estate Opportunity Fund into AIM Real Estate Fund; INVESCO Select Income Fund into AIM Income Fund; INVESCO Tax-Free Bond Fund into AIM Municipal Bond Fund; INVESCO Telecommunications Fund into INVESCO Technology Fund; INVESCO U.S. Government Securities Fund into AIM Intermediate Government Fund; INVESCO Tax-Free Money Fund into aim Tax-Exempt Cash Fund; and INVESCO Value Equity Fund into AIM Large Cap Basic Value Fund.

         For more complete information about any AIM or INVESCO fund, including sales charges and expenses, ask your financial advisor for a prospectus, which contains more complete information, including sales charges and expenses. Please read it carefully before investing. If used after October 20, 2003, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $147 billion in assets for approximately 11 million shareholders, including individual investors, corporate clients and financial institutions. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $348 billion in assets under management. Data as of June 30, 2003.


Mutual   Retirement   Annuities   College   Separately   Offshore   Alternative   Cash
Funds    Products                 Savings   Managed      Products   Investments   Management
                                  Plans     Accounts


                      (AIM INVESTMENTS LOGO APPEARS HERE)
                                --Servicemark--

                           YOUR GOALS. OUR SOLUTIONS.
                                --Servicemark--


AIMinvestments.com                                              REA-AR-1

ITEM 2. CODE OF ETHICS

       Pursuant to rules of the Securities and Exchange Commission adopted pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 that became effective on March 1, 2003, a registered management investment company must disclose, for each fiscal year ending on or after July 15, 2003, whether the investment company has adopted a code of ethics for its principal executive officer, principal financial officer, principal accounting officer or controller, or persons serving similar positions (collectively, "Senior Officers"), and if not, why not.

       Registrant is one of eighteen legal entities, consisting of 86 series portfolios, known as "The AIM Family of Funds--Registered Trademark--" (the "AIM Funds"). The AIM Funds have fiscal years that end at different times throughout the year.

       At a meeting in person held on September 16-17, 2003, the Boards of Directors/Trustees of the AIM Funds adopted a uniform code of ethics for the Senior Officers of all of the AIM Funds, including Registrant, a copy of which is included in this filing under Item 10(a) (the "Code"). Most of the AIM Funds have fiscal years ending in October and December. For those Funds, the action taken by the Boards to adopt the Code occurred prior to the end of their current fiscal years. For Funds with fiscal years that ended July 31, 2003 or August 31, 2003, including Registrant, this action occurred subsequent to the end of their 2003 fiscal year-end.

       The Senior Officers have represented to the Registrant that there would have been no waivers, including implied waivers, sought under the Code had it been in effect during Registrant's most recent fiscal year. As officers of the Registrant's investment adviser, which is a wholly owned subsidiary of AMVESCAP PLC, the Senior Officers are also subject to AMVESCAP's Code of Conduct. The AMVESCAP Code of Conduct requires the Senior Officers to adhere to the highest standards of honest and ethical conduct.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on its Audit Committee. The Audit Committee financial expert is Prema Mathai-Davis. Ms. Mathai-Davis is "independent" within the meaning of that term used in Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                Not applicable.

ITEM 5. [RESERVED]

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) As of June 18, 2004, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 18, 2004, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR/A is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report on Form N-CSR/A that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 10.  EXHIBITS.

10(a)(1)  Code of Ethics.

10(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

10(a)(3)  Not applicable.

10(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Advisor Funds

By:    /s/ ROBERT H. GRAHAM
       -------------------------------------------
       Robert H. Graham
       Principal Executive Officer

Date:  August 3, 2004

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investments Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:    /s/ ROBERT H. GRAHAM
       -------------------------------------------
       Robert H. Graham
       Principal Executive Officer

Date:  August 3, 2004


By:    /s/ SIDNEY M. DILGREN
       -------------------------------------------
       Sidney M. Dilgren
       Principal Financial Officer

Date:  August 3, 2004

                                 EXHIBIT INDEX

10(a)(1)  Code of Ethics.

10(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

10(a)(3)  Not applicable.

10(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.